UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2010

Date of reporting period:	April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

April 30, 2010

PIMCO Corporate Income Fund

PIMCO Income Opportunity Fund

Contents

Letter to Shareholders	2–3

Fund Insights/Performance & Statistics	4–5

Schedules of Investments	6–25

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28–29

Statement of Cash Flows	30

Notes to Financial Statements	31–50

Financial Highlights	51–52

Annual Shareholder Meetings Results/Changes in Board of Trustees/Proxy Voting Policies & Procedures	53

Changes in Investment Policies/Portfolio Management Change — Corporate Income	54–55

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Dear Shareholder:

The U.S. and global economies stabilized and showed signs of recovery in most of 2009 and the beginning of 2010. This translated into a renewed appetite for risk on the part of bond investors. Many shifted away from the perceived safety of U.S. Treasury bonds and into higher-yielding corporate and lower-rated securities, both of which registered solid gains during the six-month reporting period. However, fiscal woes in some European countries cast a lengthening shadow over this recovery, causing some market volatility and investor uncertainty to return.

Six Months in Review

For the six-month fiscal period ended April 30, 2010:

•             PIMCO Corporate Income Fund returned 21.07% on net asset value (“NAV”) and 25.42% on market price.

•             PIMCO Income Opportunity Fund returned 22.05% on NAV and 24.04% on market price.

A blend of cost-cutting, improved productivity and lower borrowing costs resulted in rebounding corporate profits and fewer defaults, generally lifting corporate bond prices across the board. This benefitted the banking and finance sectors — by far the largest sector allocations in both Funds. In short, the flight from U.S. Treasuries generally resulted in higher returns for all types of bonds with comparable maturities.

In addition to the strong profit picture, another indication that the U.S. economy is healing came from the Federal Reserve (the “Fed”). In February, it raised the discount-rate — the interest rate it charges banks for direct loans — from 0.50% to 0.75%. The move was seen as a signal for banks to borrow money not from the government, but from a healthier private sector. The Fed continued to maintain its closely-watched Federal Funds Rate — the benchmark rate on loans between member banks, usually on an overnight basis — in the 0.0% to 0.25% range.

Positioned to Face Today’s Challenges

The performance of a bond can be influenced for better or worse by many variables, such as interest rate risk, credit risk and currency risk,

PIMCO Corporate Income Fund
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among others. All must be analyzed carefully. But in addition to these traditional risks is the risk associated with the extraordinary fiscal and monetary measures that have been witnessed during the past two years. These measures, meant to get the U.S. and global economies back on their feet after a bad downturn, have contributed in no small part to the gradual healing of those economies. But they are now being withdrawn, albeit gingerly. The Funds’ investment research teams will remain vigilant to any effect this might have on the credit quality of debt instruments held in the Funds’ portfolios. The fiscal situation in Europe — which dominated the headlines near the end of the reporting period — is also a matter of concern, and is being monitored carefully.

The Road Ahead

The market and economic recoveries of the past year are encouraging. But challenges lie ahead and caution is warranted. Investing is a long-term endeavor and there are never guarantees that past performance can be replicated in the future. Historically, however, U.S. and global economies have been resilient over long periods of time.

Thank you for investing with us. We encourage you to consult your financial advisor and to visit our ebsite, www.allianzinvestors.com/closedendfunds, for additional information and investment insight.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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PIMCO Corporate Income Fund Fund Insights/Performance & Statistics

April 30, 2010 (unaudited)

•	For the fiscal six month period ended April 30, 2010, PIMCO Corporate Income Fund (the “Fund”) returned 21.07% on net asset value (“NAV”) and 25.42% on market price.
•

The investment grade credit and high yield markets, as measured by the Barclays Capital U.S. Credit and U.S. High Yield Bond Indices, posted total returns of 4.46% and 11.70%, respectively, for the period.

•	The Fund’s average exposure of 38.56% to the banking sector contributed to performance. Strong security selection and exposure in bank capital securities was also positive for performance.
•

The Fund’s average weighting of 15.29% in finance companies contributed to its returns during the six-month period. Finance companies benefited from strong net interest margins and improving asset quality.

•	The Fund’s average positioning of 12.06% in the insurance sector advanced the Fund’s returns, as these issuers gained in conjunction with improvement in investment portfolios and asset valuations.
•

The Fund’s average 3.39% position in the transportation sector, implemented primarily through Airline EETC holdings, benefitted performance. Robust collateral valuations and capacity utilization within the airline sectors supported valuations. In addition, the transportation sector benefited from shipping volume increases across rail, road, air and sea.

•	The Fund’s average 3.04% allocation to the basic industry sector, an underweight concentration relative to the market, detracted from performance as this sector generally outperformed.
•

A shift toward lower quality investment-grade credit and high-quality BB speculative-grade corporates was positive for performance as lower rated corporates outpaced the broader market, while credit fundamentals continued to improve and corporates were able to access capital markets and refinance debt.

Total Return(1):	Market Price	NAV
Six Month	25.42%	21.07%
1 Year	88.51%	113.72%
5 Year	12.42%	11.19%
Commencement of Operations (12/21/01) to 4/30/10	11.25%	11.52%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (12/21/01) to 4/30/10	Market Price	$14.99
NAV	NAV	$14.20
Market Price	Premium to NAV	5.56%
	Market Price Yield (2)	8.51%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market on a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at April 30, 2010.

PIMCO Corporate Income Fund
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PIMCO Income Opportunity Fund Fund Insights/Performance & Statistics

April 30, 2010 (unaudited)

•	For the fiscal six month period ended April 30, 2010, PIMCO Income Opportunity Fund (the “Fund”) returned 22.05% on net asset value (“NAV”) and 24.04% on market price.
•

The Fund’s allocation to high-quality senior commercial mortgage-backed securities (“CMBS”) contributed positively to performance during the period. CMBS, as represented by the Barclays Capital CMBS Index, posted positive returns as investors sought the attractive yields that these securities offered relative to similarly-rated corporate bonds.

•

The Fund’s exposure to the life insurance sector enhanced performance as the sector, represented by the Life Insurance component of Barclays Capital U.S. Credit Index, was amongst the best performing corporate sectors during the six-month reporting period.

•

An allocation to emerging market debt enhanced returns, as emerging market bonds, represented by the JPMorgan Emerging Market Bond Index, reported strong positive returns during the period amid improved market conditions and renewed risk appetites amongst investors.

•	The Fund’s holdings of asset-backed securities (“ABS”) contributed positively to performance, as spreads on these issues, represented by the Barclays Capital ABS Index, tightened during the period.
•

Exposure to agency mortgage-backed securities (“MBS”) added to returns as MBS, represented by the Barclays Fixed-Rate MBS Index, benefited from Federal Reserve’s Agency MBS Purchase Program and posted positive returns over the period.

•

A defensive overall portfolio construction that avoided consumer dependent corporate sectors such as home builders, lodging, and retailers hindered performance relative to the broader corporate bond market opportunity set, as these sectors, represented by the Consumer Cyclical Component of the Barclays Capital U.S. Credit Index, outpaced most other corporate sectors as liquidity and risk appetites returned to the credit markets.

•

An allocation to high-yield corporate bonds contributed positively to returns as valuations of high yield bonds, represented by the Merrill Lynch U.S. High Yield Master II Index, continued to rebound amid improved earnings, gross domestic product growth, capital market conditions, and default trends.

Total Return(1):	Market Price	NAV
Six Month	24.04%	22.05%
1 Year	69.65%	72.04%
Commencement of Operations (11/30/07) to 4/30/10	10.75%	12.81%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (11/30/07) to 4/30/10	Market Price	$24.96
NAV	NAV	$24.91
Market Price	Premium to NAV	0.20%
	Market Price Yield(2)	8.51%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market on a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of ordinary income) payable to shareholders by the market price per share at April 30, 2010.

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 73.4%

Airlines – 3.0%
	American Airlines Pass Through Trust,
$490	6.978%, 10/1/12	Ba1/BBB	$490,444
1,000	7.858%, 4/1/13, (AGC)	Ba1/BBB-	1,030,000
1,986	10.375%, 7/2/19	Baa3/A-	2,299,053
2,300	American Airlines, Inc., 10.50%, 10/15/12 (a) (d)	B2/B	2,475,375
2,063	Continental Airlines Pass Through Trust, 9.798%, 4/1/21	Ba1/BB-	1,918,597
158	Delta Air Lines, Inc., 6.619%, 9/18/12	WR/BBB	159,464
8,890	Northwest Airlines, Inc., 7.15%, 4/1/21, (MBIA)	Ba3/BBB-	8,389,952
266	United Air Lines Equipment Trust, 10.36%, 11/13/12 (b) (f)	WR/NR	2,238
	United Air Lines Pass Through Trust,
1,454	7.336%, 1/2/21 (a) (b) (d) (l)
	(acquisition cost-$1,453,703; purchased 6/19/07)	B1/B+	1,250,184
3,000	10.40%, 5/1/18	Ba1/BBB	3,255,000
			21,270,307
Automotive – 0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	B3/CCC	1,567,500
Banking – 10.5%
4,000	ABN Amro North American Holding Preferred Capital
	Repackage Trust I, 6.523%, 11/8/12 (a) (d) (h)	Ba3/BB	3,520,000
800	Allied Irish Banks PLC, 10.75%, 3/29/17	A2/BBB+	849,680
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB	1,162,938
	Barclays Bank PLC,
4,600	7.434%, 12/15/17 (a) (d) (h)	Baa2/A-	4,554,000
7,760	10.179%, 6/12/21 (a) (d)	Baa1/A	10,148,295
£200	14.00%, 6/15/19 (h)	Baa2/A-	410,214
$2,000	HBOS PLC, 6.75%, 5/21/18 (a) (d)	Ba1/BBB-	1,917,942
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (h)	A3/A-	1,304,000
25,290	Rabobank Nederland NV, 11.00%, 6/30/19 (a) (d) (h) (k)	A2/AA-	32,637,327
	Regions Financial Corp.,
1,900	7.375%, 12/10/37	Ba1/BB+	1,749,258
3,400	7.75%, 11/10/14	Baa3/BBB-	3,675,046
12,350	State Street Capital Trust III,
	8.25%, 3/15/42, (converts to FRN on 3/15/11)	Baa1/BBB+	12,688,266
			74,616,966
Building & Construction – 0.4%
1,000	Desarrolladora Homex SAB De C. V., 9.50%, 12/11/19 (a) (d)	Ba3/BB-	1,067,500
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	1,624,899
			2,692,399
Energy – 0.3%
2,000	Dynegy Roseton/Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B	B2/B-	1,891,000
Financial Services – 38.8%
2,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16)	Baa2/BB	1,985,000
	American General Finance Corp.,
2,200	5.40%, 12/1/15	B2/B	1,826,695
3,000	6.90%, 12/15/17	B2/B	2,522,298

PIMCO Corporate Income Fund
6	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$5,000	BAC Capital Trust XIV, 5.63%, 3/15/12 (h)	Ba3/BB	$3,700,000
	BNP Paribas (h),
6,700	7.195%, 6/25/37 (a) (d)	Baa1/A	6,365,000
€350	7.781%, 7/2/18	Baa1/A	495,627
$3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16 (h)	NR/B-	2,419,349
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19	A3/BBB	2,198,607
1,500	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	1,809,375
3,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	3,689,644
2,152	Cedar Brakes II LLC, 9.875%, 9/1/13 (a) (d)	Baa3/BBB-	2,196,379
2,000	Cemex Finance LLC, 9.50%, 12/14/16 (a) (d)	NR/B	2,030,000
	CIT Group, Inc.,
487	7.00%, 5/1/13	NR/NR	482,351
980	7.00%, 5/1/14	NR/NR	948,067
280	7.00%, 5/1/15	NR/NR	267,668
466	7.00%, 5/1/16	NR/NR	444,947
653	7.00%, 5/1/17	NR/NR	622,926
16,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	16,783,500
	Citigroup, Inc.,
2,800	6.125%, 5/15/18	A3/A	2,908,094
1,600	6.125%, 8/25/36	Baa1/A-	1,460,158
	Credit Agricole S.A. (a) (d) (h),
2,800	6.637%, 5/31/17	A3/A-	2,387,000
6,000	8.375%, 10/13/19	A3/A-	6,300,000
	Ford Motor Credit Co. LLC,
2,800	3.048%, 1/13/12, FRN	B1/B-	2,723,000
3,700	7.80%, 6/1/12	B1/B-	3,838,373
3,500	8.00%, 12/15/16	B1/B-	3,735,424
6,500	9.875%, 8/10/11	B1/B-	6,880,601
1,000	12.00%, 5/15/15	B1/B-	1,211,134
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	9,733,875
£500	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a) (d)	Aa3/A+	720,171
	GMAC, Inc.,
$6,650	6.00%, 12/15/11	B3/B	6,670,981
19	6.00%, 3/15/19	B3/B	15,622
11	6.15%, 9/15/19	B3/B	9,096
5	6.15%, 10/15/19	B3/B	4,131
10	6.25%, 4/15/19	B3/B	8,480
10	6.25%, 7/15/19	B3/B	8,343
10	6.30%, 8/15/19	B3/B	8,369
5	6.35%, 7/15/19	B3/B	4,203
10	6.50%, 12/15/18	B3/B	8,519
78	6.60%, 5/15/18	B3/B	66,957
2	6.65%, 6/15/18	B3/B	1,732
25	6.70%, 6/15/18	B3/B	21,720
35	6.70%, 11/15/18	B3/B	30,224
3,500	6.75%, 12/1/14	B3/B	3,520,629
10	6.75%, 6/15/17	B3/B	8,936
26	6.75%, 3/15/18	B3/B	22,694
31	6.75%, 9/15/18	B3/B	27,596
71	6.75%, 5/15/19	B3/B	61,390
182	6.75%, 6/15/19	B3/B	157,565

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$34	6.80%, 9/15/18	B3/B	$29,520
47	6.80%, 10/15/18	B3/B	40,838
30	6.85%, 5/15/18	B3/B	26,205
136	6.90%, 7/15/18	B3/B	119,727
77	6.90%, 8/15/18	B3/B	67,810
2,500	7.00%, 2/1/12	B3/B	2,548,295
133	7.00%, 2/15/18	B3/B	118,347
28	7.00%, 8/15/18	B3/B	24,819
33	7.00%, 9/15/18	B3/B	29,405
107	7.05%, 3/15/18	B3/B	95,171
33	7.05%, 4/15/18	B3/B	29,238
105	7.125%, 10/15/17	B3/B	95,417
15	7.15%, 9/15/18	B3/B	13,326
270	7.25%, 9/15/17	B3/B	247,064
17	7.25%, 4/15/18	B3/B	15,234
30	7.25%, 9/15/18	B3/B	26,826
61	7.30%, 1/15/18	B3/B	55,425
80	7.375%, 4/15/18	B3/B	72,328
20	7.40%, 12/15/17	B3/B	18,348
8,000	7.50%, 12/31/13	B3/B	8,220,000
45	7.50%, 11/15/17	B3/B	41,670
23	7.50%, 12/15/17	B3/B	21,227
2,500	8.00%, 11/1/31	B3/B	2,428,985
266	9.00%, 7/15/20	B3/B	267,168
	Goldman Sachs Group, Inc.,
4,000	6.45%, 5/1/36	A2/A-	3,772,352
7,000	6.75%, 10/1/37	A2/A-	6,808,067
	International Lease Finance Corp.,
4,000	0.621%, 7/1/11, FRN	B1/BB+	3,773,384
1,225	0.648%, 7/13/12, FRN	B1/BB+	1,097,216
8,800	5.30%, 5/1/12	B1/BB+	8,586,996
5,400	5.40%, 2/15/12	B1/BB+	5,338,883
1,500	5.65%, 6/1/14	B1/BB+	1,373,976
2,600	5.75%, 6/15/11	B1/BB+	2,595,198
3,000	6.625%, 11/15/13	B1/BB+	2,853,063
1,000	8.625%, 9/15/15 (a) (b) (d) (l)
	(acquisition cost-$1,026,250; purchased 4/16/10)	B1/BB+	990,000
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	Baa1/BBB+	11,591,228
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36)	A2/BBB+	7,270,890
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/15/36)	A2/BBB+	3,925,336
	LBG Capital No.1 PLC,
£300	7.869%, 8/25/20	Ba3/BB-	404,092
$12,700	7.875%, 11/1/20	Ba3/BB-	11,684,000
17,500	8.00%, 6/15/20 (a) (d) (g) (h)	NR/B+	15,226,415
8,500	8.50%, 12/17/21 (a) (d) (h)	NR/B+	7,395,000
13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (f)	WR/NR	2,957,500
	Royal Bank of Scotland Group PLC (h),
10,700	6.99%, 10/5/17 (a) (d)	Ba3/C	7,918,000
4,100	7.64%, 9/29/17	B3/C	2,685,500
6,500	7.648%, 9/30/31	Ba2/BB-	5,590,000

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PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	SLM Corp.,
$1,151	4.60%, 11/1/13, FRN	Ba1/BBB-	$1,056,710
€1,500	4.75%, 3/17/14	Ba1/BBB-	1,907,016
$3,500	5.00%, 10/1/13	Ba1/BBB-	3,454,237
€4,000	Societe Generale, 7.756%, 5/22/13 (h)	Baa2/BBB+	5,185,632
$5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)	Baa3/BBB-	5,301,000
14,000	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	14,840,000
7,200	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36)	Baa2/A-	6,646,601
4,600	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba1/A-	4,807,000
			275,030,135
Food & Beverage – 0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	89,500
Healthcare & Hospitals – 2.6%
	HCA, Inc.,
10,000	7.875%, 2/15/20 (a) (d)	Ba3/BB	10,787,500
3,600	8.50%, 4/15/19 (a) (d)	Ba3/BB	3,973,500
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,815,000
			18,576,000
Hotels/Gaming – 0.7%
	MGM Mirage,
700	10.375%, 5/15/14 (a) (d)	B1/B	770,000
1,050	11.125%, 11/15/17 (a) (d)	B1/B	1,198,313
1,000	13.00%, 11/15/13	B1/B	1,180,000
2,341	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (b) (d) (l)
	(acquisition cost-$2,726,177; purchased 11/22/04)	Baa3/BB	1,901,727
			5,050,040
Insurance – 12.4%
	American International Group, Inc.,
CAD 3,100	4.90%, 6/2/14	A3/A-	2,790,260
$1,350	5.375%, 10/18/11	A3/A-	1,378,740
5,100	6.25%, 5/1/36	A3/A-	4,445,690
31,650	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	27,654,188
18,700	8.25%, 8/15/18	A3/A-	19,981,231
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	5,234,825
$9,542	Cincinnati Financial Corp., 6.92%, 5/15/28	A3/BBB+	10,009,987
2,600	Genworth Financial, Inc., 8.625%, 12/15/16	Baa3/BBB	2,904,255
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a) (d)	Baa2/BBB	5,241,625
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a) (d)	A3/A	7,897,445
			87,538,246
Metals & Mining – 0.6%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	224,548
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a) (d)	NR/BBB-	4,205,000
			4,429,548
Paper & Forest Products – 0.8%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	Ba1/BBB-	5,468,215
Paper/Paper Products – 0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a) (d)	B2/B	559,287

PIMCO Corporate Income Fund
4.30.10 | PIMCO Income Opportunity Fund Semi-Annual Report	9

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 2.2%
$1,000	Axtel SAB De C.V., 9.00%, 9/22/19 (a) (d)	Ba3/BB-	$1,015,000
8,200	Mountain States Telephone & Telegraph Co.,
	7.375%, 5/1/30	Ba1/BBB-	7,544,000
5,360	Qwest Corp., 7.20%, 11/10/26	Ba1/BBB-	5,279,600
€1,300	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	1,927,327
			15,765,927
Transportation – 0.1%
$689	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	689,908

Utilities – 0.7%
1,561	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	1,581,268
2,645	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a) (d)	Ba2/BB-	2,605,325
1,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BB+	1,007,847
			5,194,440
Total Corporate Bonds & Notes (cost-$453,937,759)			520,429,418

MORTGAGE-BACKED SECURITIES – 14.3%
2,003	American Home Mortgage Assets, 0.493%, 9/25/46, CMO, FRN	Ca/CCC	398,901
7,600	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa1/CCC	5,348,124
1,450	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a) (d)	Aaa/NR	1,255,128
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (a) (d)	NR/BB+	3,461,426
	Chase Mortgage Finance Corp., CMO,
252	5.233%, 12/25/35, FRN	NR/CCC	237,608
5,083	5.425%, 3/25/37, FRN	B3/NR	4,401,348
3,087	6.00%, 7/25/37	NR/CCC	2,500,421
3,800	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Baa3/NR	3,344,163
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
5,383	5.50%, 10/25/35	Caa1/NR	4,590,133
5,006	5.75%, 3/25/37	NR/CCC	4,072,098
1,600	6.00%, 3/25/37	NR/CCC	1,239,228
1,112	6.00%, 4/25/37	NR/CCC	892,169
	Credit Suisse Mortgage Capital Certificates, CMO,
2,000	6.00%, 2/25/37	NR/CCC	1,565,277
5,100	6.00%, 6/25/37	NR/CCC	3,570,078
	GSR Mortgage Loan Trust, CMO,
1,232	5.50%, 5/25/36	NR/B	1,042,434
11,274	6.00%, 2/25/36	NR/CCC	9,943,658
9,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.721%, 3/18/51, CMO, VRN (a) (d) (g)	Aa3/NR	7,094,806
	JPMorgan Mortgage Trust CMO,
6,387	5.00%, 3/25/37	NR/CCC	5,139,773
2,600	5.686%, 1/25/37, VRN	Caa2/NR	2,138,314
3,500	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/A+	3,472,495
2,600	Morgan Stanley Reremic Trust, 5.999%, 8/12/45, CMO, VRN (a) (d)	Aa2/NR	2,321,337
1,635	Residential Accredit Loans, Inc., 0.493%, 5/25/37, CMO, FRN	Caa2/CCC	438,630

PIMCO Corporate Income Fund
10	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Residential Funding Mortgage Securities I, CMO,
$2,800	6.00%, 1/25/37	Caa2/NR	$2,212,399
6,148	6.25%, 8/25/36	Caa1/CCC	5,236,077
1,617	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.826%, 2/25/37, CMO, FRN	NR/CCC	1,264,713
	WaMu Mortgage Pass Through Certificates, CMO, VRN,
1,549	5.784%, 7/25/37	NR/CC	1,116,289
980	5.905%, 9/25/36	NR/CCC	823,708
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates, CMO, FRN,
1,664	1.023%, 4/25/47	Ca/CCC	414,445
1,571	1.303%, 5/25/47	Ca/CCC	379,109
	Wells Fargo Mortgage Backed Securities Trust, CMO,
5,883	5.218%, 10/25/36, FRN	NR/CCC	4,927,972
1,048	5.223%, 4/25/36, VRN	NR/BB+	941,012
9,300	5.491%, 7/25/36, FRN	NR/CCC	7,538,259
1,689	5.508%, 7/25/36, FRN	NR/CCC	1,355,398
315	5.541%, 5/25/36, FRN	Caa1/NR	250,114
1,800	6.00%, 7/25/37	B1/BB	1,460,386
5,700	6.00%, 8/25/37	Caa1/NR	4,715,815
Total Mortgage-Backed Securities (cost-$96,150,418)			101,103,245

SENIOR LOANS (a) (c) – 3.2%

Financial Services – 3.2%
20,000	American General Finance Corp., 7.25%, 4/21/15		20,060,000
2,340	CIT Group, Inc., 9.50%, 1/20/12, Term 2A		2,397,038
Total Senior Loans (cost-$22,042,179)			22,457,038

CONVERTIBLE PREFERRED STOCK – 1.3%

Shares

Financial Services – 1.1%
8,050	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	7,937,300

Insurance – 0.2%
163,175	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,607,274
Total Convertible Preferred Stock (cost-$7,001,271)			9,544,574

SOVEREIGN DEBT OBLIGATIONS – 0.8%

Principal Amount (000)

Brazil – 0.8%
BRL 8,400	Brazil Government International Bond,
	12.50%, 1/5/22 (cost-$4,918,417)	Baa3/BBB-	5,611,729

MUNICIPAL BONDS – 0.3%

Louisiana – 0.3%
New Orleans, Public Improvements, GO, Ser. A,
$800	8.30%, 12/1/29	Baa3/BBB	844,200

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4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	11

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Louisiana (continued)
$820	8.55%, 12/1/34	Baa3/BBB	$873,948
300	8.80%, 12/1/39	Baa3/BBB	323,718
Total Municipal Bonds (cost-$1,957,428)			2,041,866

U.S. TREASURY OBLIGATIONS – 0.2%

1,460	U.S. Treasury Notes, 2.375%, 2/28/15 (cost-$1,456,834)		1,461,149

ASSET-BACKED SECURITIES – 0.1%

650	Ameriquest Mortgage Securities, Inc.,
	5.444%, 11/25/35 (cost-$589,773)	Aaa/AAA	601,208

PREFERRED STOCK – 0.0%

Shares

Banking – 0.0%
5,100	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (h) (l)
	(acquisition cost-$272,850; purchased 2/26/10) (cost-$272,850)	NR/A	273,647

SHORT-TERM INVESTMENTS – 6.4%

Principal
Amount
(000)

Corporate Notes – 6.0%

Banking – 1.1%
$2,400	AgFirst Farm Credit Bank, 7.30%, 6/1/10 (a) (b) (d) (h) (l)
	(acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	NR/A	2,156,011
5,200	HSBC Capital Funding L.P., 9.547%, 6/30/10 (a) (d) (h)	A3/A-	5,265,000
			7,421,011
Financial Services – 4.6%
	American General Finance Corp.,
1,000	4.00%, 3/15/11	B2/B	982,062
1,000	4.625%, 9/1/10	B2/B	998,395
2,000	4.875%, 5/15/10	B2/B	1,999,512
10,000	GMAC, Inc., 7.25%, 3/2/11	B3/B	10,201,600
	International Lease Finance Corp.,
2,100	4.875%, 9/1/10	B1/BB+	2,100,135
1,000	5.125%, 11/1/10	B1/BB+	1,001,342
5,700	USB Capital IX, 6.189%, 4/15/11 (h)	A3/BBB+	5,008,875
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11 (h)	Ba1/A-	10,587,500
			32,879,421
Oil& Gas – 0.3%
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,061,534
Total Corporate Notes (cost-$36,701,717)			42,361,966

U.S. Treasury Bill – 0.0%
270	0.12%, 5/20/10 (cost-$269,980) (i)		269,980

PIMCO Corporate Income Fund
12	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal
Amount
(000s)		Value

Repurchase Agreements – 0.4%
$1,900	Barclays Capital, Inc.,
	dated 4/30/10, 0.20%, due 5/3/10, proceeds $1,900,032; collateralized by U.S. Treasury Inflation Index Note, 2.375%, due 4/15/11, valued at $1,939,591 including accrued interest	$1,900,000
694	State Street Bank & Trust Co.,
	dated 4/30/10, 0.01%, due 5/3/10, proceeds $694,001; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $710,000	694,000
Total Repurchase Agreements (cost-$2,594,000)		2,594,000
Total Short-Term Investments (cost-$39,565,697)		45,225,946

OPTIONS PURCHASED (j) – 0.0%

Notional
Amount

Call Options – 0.0%
	Euro versus U.S. Dollar (OTC),
€2,500,000	strike price €1.37, expires 6/3/10	12,233
€2,000,000	strike price €1.38, expires 5/21/10	4,308
		16,541
Put Options – 0.0%
	Euro versus U.S. Dollar (OTC),
€2,500,000	strike price €1.37, expires 6/3/10	114,429
€2,000,000	strike price €1.38, expires 5/21/10	91,943
		206,372
Total Options Purchased (cost-$440,844)		222,913
Total Investments (cost-$628,333,470) – 100.0%		$708,972,733

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	13

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 82.6%

$476	Adjustable Rate Mortgage Trust,
	3.451%, 1/25/36, CMO, VRN	Ba3/CCC	$345,599
1,429	American Home Mortgage Assets,
	1.383%, 11/25/46, CMO, FRN	Caa1/CCC	724,072
£426	Auburn Securities PLC, 0.948%, 10/1/41, CMO, FRN	Aaa/AAA	571,951
$764	Banc of America Alternative Loan Trust,
	6.25%, 1/25/37, CMO	Ca/NR	396,558
	Banc of America Commercial Mortgage, Inc., CMO,
2,600	5.837%, 6/10/49, VRN (k)	Aa3/A-	2,523,827
3,000	5.889%, 7/10/44, VRN (k)	NR/A+	3,063,931
882	5.918%, 4/11/36 (a) (d)	NR/AA-	681,228
	Banc of America Funding Corp., CMO,
2,769	3.214%, 12/20/34, VRN	NR/A-	2,067,732
473	3.464%, 12/20/34, VRN	NR/BB+	345,289
556	3.556%, 12/20/36, VRN	A3/AAA	540,627
3,954	5.520%, 3/20/36, FRN	B3/B-	2,988,421
2,491	5.921%, 10/20/46, FRN	NR/CCC	1,746,122
5,000	Banc of America Large Loan, Inc.,
	1.004%, 8/15/29, CMO, FRN (a) (d) (k)	Aaa/AA	4,174,288
	Banc of America Mortgage Securities, Inc., CMO,
628	3.753%, 9/25/34, FRN	A2/NR	585,478
876	4.028%, 5/25/35, FRN	B3/NR	797,597
330	4.709%, 6/25/35, FRN	Baa3/NR	297,855
3,531	5.180%, 6/25/35, FRN	Ba3/NR	3,092,404
4,595	5.50%, 4/25/34	NR/AAA	4,057,381
1,598	5.75%, 8/25/34	NR/AAA	1,266,775
€2,092	Bancaja Fondo de Titulizacion de Activos,
	0.78%, 5/22/50, CMO, FRN	Aa3/AAA	2,307,629
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
$445	3.365%, 10/25/36, VRN	NR/CCC	285,375
1,109	3.467%, 1/25/35, FRN	Aa2/AA+	1,021,125
254	3.633%, 9/25/34, VRN	Baa2/AA	206,990
5,000	4.090%, 10/25/35, FRN	NR/BB	4,257,420
2,238	4.790%, 5/25/34, FRN (k)	A2/A+	2,166,290
1,014	5.354%, 3/25/35, VRN	Aa2/BB-	910,918
429	5.427%, 9/25/34, VRN	A2/AA-	428,443
1,128	5.660%, 8/25/47, VRN	NR/CCC	823,861
391	5.931%, 6/25/47, VRN	NR/CCC	314,960
	Bear Stearns Alt-A Trust, CMO,
4,408	0.423%, 6/25/46, FRN	Caa3/CC	2,253,433
2,439	0.613%, 1/25/35, FRN	Aa2/AAA	1,872,200
1,455	0.863%, 6/25/34, FRN	A3/AAA	1,133,202
215	2.930%, 4/25/35, VRN	Ba1/CCC	138,006
1,122	3.052%, 5/25/35, VRN	Ba1/B-	632,084
339	3.600%, 9/25/34, FRN	A1/AAA	258,341
1,409	3.618%, 9/25/34, VRN	A2/AAA	878,347
713	5.460%, 7/25/35, FRN	Ba1/CCC	519,878
8,000	5.492%, 8/25/36, VRN (k)	Caa3/CC	3,804,812
145	5.637%, 11/25/35, VRN	B1/CCC	112,392
413	5.650%, 11/25/36, VRN	Caa2/CCC	264,613
700	5.747%, 5/25/36, VRN	Caa2/CC	396,268
1,357	6.25%, 8/25/36, VRN	Caa2/CCC	799,322

PIMCO Corporate Income Fund
14	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Bear Stearns Commercial Mortgage Securities, CMO,
$2,379	0.364%, 3/15/19, FRN (a) (d)	Aaa/AA	$2,198,185
1,000	5.694%, 6/11/50, VRN	NR/A+	1,017,658
4,200	5.908%, 6/11/40, VRN (k)	Aaa/NR	4,284,074
1,519	7.00%, 5/20/30, CMO, VRN (k)	Aaa/AAA	1,711,065
£772	Bluestone Securities PLC, 0.863%, 6/9/43, CMO, FRN	NR/AAA	1,014,517
$5,275	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a) (d) (g)	Ca/BB-	2,961,621
	Chase Mortgage Finance Corp., CMO,
2,216	5.50%, 11/25/21	Ba3/CCC	2,061,027
2,600	6.00%, 3/25/37	B3/CCC	2,089,717
982	Citigroup Commercial Mortgage Trust,
	1.100%, 8/15/21, CMO, FRN (a) (b) (d) (l)
	(acquisition cost-$933,569; purchased 4/23/10)	B1/NR	982,672
1,284	Citigroup Mortgage Loan Trust, Inc.,
	3.656%, 3/25/37, CMO, VRN	NR/CCC	831,808
5,500	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO (k)	Aaa/A-	5,351,876
2,030	Commercial Mortgage Pass Through Certificates,
	5.306%, 12/10/46, CMO (k)	Aaa/NR	1,984,372
	Countrywide Alternative Loan Trust, CMO,
926	0.451%, 12/20/46, FRN	Caa1/CCC	499,551
2,084	0.513%, 6/25/37, FRN	Caa2/NR	894,554
4,683	0.569%, 11/20/35, FRN	Caa1/CCC	2,801,122
4,691	0.613%, 5/25/36, FRN	B3/CCC	2,565,933
404	5.50%, 10/25/35	Caa2/CCC	336,884
784	6.00%, 11/25/35	Caa3/CCC	626,884
2,135	6.00%, 4/25/37	NR/CC	1,372,792
955	6.25%, 8/25/37	Caa1/CC	564,337
2,453	6.50%, 7/25/35	Ca/CCC	1,372,198
1,406	6.50%, 6/25/36	Caa2/NR	882,398
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,885	0.583%, 3/25/35, FRN	A1/AAA	1,193,936
124	0.683%, 11/25/34, FRN (a) (d)	Ba1/AAA	100,179
775	3.374%, 6/20/35, VRN	Caa3/B-	564,257
195	3.969%, 8/25/34, VRN	Ba1/B+	142,649
310	4.518%, 8/20/35, VRN	Caa3/CCC	230,783
4,133	5.146%, 11/25/35, FRN	NR/CCC	3,309,557
74	5.179%, 10/20/35, VRN	Caa3/CCC	54,340
2,450	5.835%, 9/25/47, VRN	NR/CCC	1,883,727
	Credit Suisse First Boston Mortgage Securities Corp., CMO,
932	1.413%, 3/25/34, FRN	Aa2/AA+	799,949
3,266	7.50%, 5/25/32 (k)	Aaa/AAA	3,295,469
	Credit Suisse Mortgage Capital Certificates, CMO,
2,200	0.424%, 10/15/21, FRN (a) (d)	Aa1/AAA	1,907,578
919	5.896%, 4/25/36	Caa1/CCC	638,740
2,000	6.422%, 2/15/41, VRN	NR/AA	1,957,413
795	6.50%, 5/25/36	Caa2/CC	311,514
1,037	6.50%, 7/26/36	NR/D	583,584
€5,755	DECO Series, 0.805%, 10/27/20, CMO, FRN	Aaa/AAA	6,236,447
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, CMO,
$1,431	0.413%, 2/25/47, FRN	Caa1/CCC	875,014
490	6.25%, 7/25/36, VRN	Caa1/CC	354,205
2,572	Deutsche Mortgage Securities, Inc., 5.50%, 9/25/33, CMO (k)	Aaa/AAA	2,614,596

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	15

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,998	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.436%, 4/19/48, CMO, FRN	B3/CCC	$760,264
	EMF-NL, CMO, FRN (g),
€1,000	1.444%, 4/17/41	Aa1/AA+	994,424
€800	1.644%, 7/17/41	NR/AA	742,503
€1,000	1.894%, 10/17/41	NR/AA+	861,834
	First Horizon Alternative Mortgage Securities, CMO,
$1,503	2.499%, 2/25/35, FRN	NR/BBB-	1,219,867
472	2.524%, 2/25/36, FRN	Ba1/CCC	281,113
704	5.359%, 8/25/35, FRN	B1/CCC	196,054
1,093	6.081%, 5/25/36, FRN	Caa2/NR	594,285
551	6.25%, 11/25/36	NR/CCC	390,956
	First Horizon Asset Securities, Inc., CMO,
2,992	5.476%, 1/25/37, FRN	NR/CCC	2,491,736
372	5.50%, 8/25/35	C/NR	53,110
663	5.863%, 7/25/37, FRN	NR/CC	554,269
	GMAC Mortgage Corp. Loan Trust, CMO, FRN,
595	3.322%, 6/25/34	NR/AAA	522,630
498	3.769%, 6/25/34	NR/AAA	435,218
281	5.031%, 7/19/35	Caa2/CCC	250,065
2,574	Greenpoint Mortgage Funding Trust,
	0.443%, 1/25/37, CMO, FRN	Ba1/A-	1,576,952
	Greenwich Capital Commercial Funding Corp., CMO,
2,000	0.389%, 11/5/21, FRN (a) (d)	NR/AA+	1,631,656
3,000	5.224%, 4/10/37, VRN (k)	Aaa/AA+	3,051,886
3,000	5.444%, 3/10/39 (k)	Aaa/A	3,015,813
140	GS Mortgage Securities Corp. II,
	1.299%, 3/6/20, CMO, FRN (a) (d)	NR/BB	115,824
	GSR Mortgage Loan Trust, CMO,
1,539	0.713%, 7/25/37, FRN	NR/CCC	1,044,538
86	3.508%, 12/25/34, VRN	Baa3/BBB-	61,429
4,427	5.067%, 1/25/36, VRN (k)	NR/B+	3,775,506
	Harborview Mortgage Loan Trust, CMO,
4,296	0.446%, 2/19/46, FRN (k)	Baa3/AAA	2,478,300
308	0.576%, 1/19/35, FRN	Baa2/AAA	189,965
877	0.816%, 6/19/34, FRN	Aa2/AAA	650,883
829	5.75%, 8/19/36, VRN	NR/CCC	614,577
3,341	6.037%, 6/19/36, VRN	Caa3/CC	2,109,808
922	Homebanc Mortgage Trust, 0.513%, 3/25/35, CMO, FRN	Aa3/AA-	643,829
€1,410	IM Pastor FTH, 0.784%, 3/22/44, CMO, FRN	Aa2/AA	1,556,538
$1,834	Indymac INDA Mortgage Loan Trust,
	5.126%, 12/25/36, CMO, VRN	Caa1/CCC	1,380,782
	Indymac Index Mortgage Loan Trust, CMO,
997	1.123%, 9/25/34, FRN	Baa3/BBB+	617,213
288	5.513%, 5/25/37, VRN	Caa3/CC	169,772
3,000	5.781%, 11/25/36, VRN	Caa1/CCC	2,162,621
	JLOC Ltd., CMO, FRN,
¥36,400	0.46%, 1/15/15 (b)	Aa2/AA	294,751
¥109,021	0.514%, 2/16/16	Aaa/AAA	823,369
$1,736	JPMorgan Alternative Loan Trust,
	5.50%, 11/25/36, CMO, VRN	Ba3/CCC	1,478,314
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
5,000	0.704%, 7/15/19, FRN (a) (d) (k)	Aa2/NR	3,822,496
3,000	5.42%, 1/15/49 (k)	Aaa/NR	2,897,718

PIMCO Corporate Income Fund
16	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$4,000	5.721%, 3/18/51, VRN (a) (d) (g) (k)	Aa3/NR	$3,153,247
100	5.794%, 2/12/51, VRN	Aaa/A+	102,009
	JPMorgan Mortgage Trust, CMO,
819	4.778%, 7/25/35, VRN	B3/B+	797,327
3,000	4.949%, 11/25/35, VRN	Caa1/B+	2,416,815
1,218	5.378%, 6/25/37, VRN	NR/CCC	1,018,871
2,692	5.50%, 11/25/34 (k)	Aaa/NR	1,652,794
2,985	5.734%, 5/25/36, VRN	Caa2/NR	2,644,094
	Landmark Mortgage Securities PLC, CMO, FRN,
€928	0.866%, 6/17/38	NR/AAA	1,037,109
£2,433	0.867%, 6/17/38	NR/AAA	3,145,350
$500	LB Commercial Conduit Mortgage Trust,
	6.150%, 7/15/44, CMO, VRN	Aaa/A	492,263
	LB-UBS Commercial Mortgage Trust, CMO,
1,277	5.347%, 11/15/38 (k)	NR/AAA	1,284,057
2,000	5.43%, 2/15/40	NR/A+	1,956,289
5,263	Lehman Mortgage Trust, 6.00%, 5/25/37, CMO	NR/CC	4,245,720
	MASTR Adjustable Rate Mortgage Trust, CMO,
1,926	0.473%, 4/25/46, FRN	Ba1/A	1,103,392
1,249	1.181%, 1/25/47, FRN	Caa2/CCC	595,142
1,648	3.326%, 10/25/34, VRN	NR/A	1,401,793
116	3.420%, 12/25/33, FRN	A1/AAA	82,282
208	3.875%, 1/25/34, FRN	Aaa/AAA	189,922
900	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/A+	892,927
758	MLCC Mortgage Investors, Inc., 5.765%, 5/25/36, CMO, FRN	Aa2/AAA	722,741
	Morgan Stanley Capital I, CMO,
2,880	5.557%, 3/12/44, VRN (k)	Aaa/AAA	2,994,862
645	5.569%, 12/15/44	NR/A+	614,485
3,000	5.692%, 4/15/49, VRN (k)	Aaa/A-	2,922,597
	Morgan Stanley Mortgage Loan Trust, CMO,
782	3.371%, 1/25/35, VRN	NR/CCC	101,588
1,604	3.440%, 7/25/35, VRN	NR/B-	1,226,557
1,257	5.75%, 12/25/35	Caa3/CCC	731,629
1,000	6.00%, 8/25/37	NR/CCC	794,024
	Morgan Stanley Reremic Trust, CMO, VRN (a) (d),
1,400	5.999%, 8/12/45	Aa2/NR	1,249,951
5,600	5.999%, 8/12/45 (k)	Aaa/NR	5,795,358
747	Prime Mortgage Trust, 7.00%, 7/25/34, CMO	Ba1/B-	727,639
2,000	Prudential Securities Secured Financing Corp.,
	6.755%, 6/16/31, CMO, VRN (a) (d) (k)	NR/NR	1,952,427
	RBSCF Trust, CMO, VRN (a) (d) (g),
2,000	5.223%, 8/16/48	NR/NR	1,827,830
937	5.331%, 2/16/44	NR/NR	837,734
2,508	RBSSP Resecuritization Trust,
	0.563%, 3/26/35, CMO, FRN (a) (d) (g)	NR/NR	1,790,393
99	Regal Trust IV, 3.328%, 9/29/31, CMO, FRN (a) (d)	NR/NR	93,192
	Residential Accredit Loans, Inc., CMO,
693	0.443%, 6/25/46, FRN	Caa1/CCC	313,738
1,555	0.593%, 4/25/37, FRN	Caa3/D	733,650
1,897	0.663%, 10/25/45, FRN	B1/B-	1,109,559
1,593	6.00%, 8/25/35	NR/CCC	1,257,158
1,329	Residential Asset Securitization Trust, 6.00%, 3/25/37, CMO	NR/CC	890,193

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	17

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Residential Funding Mortgage Securities I, CMO,
$1,136	5.759%, 7/27/37, VRN	NR/CCC	$878,417
2,331	6.00%, 6/25/37	NR/CC	1,851,730
	RMAC Securities PLC, CMO, FRN (b),
£1,276	0.794%, 6/12/44	Aa1/AAA	1,777,584
€1,152	0.801%, 6/12/44	Aa1/AAA	1,387,442
	Salomon Brothers Mortgage Securities VII, Inc.,
$1,476	6.50%, 2/25/29, CMO	NR/AAA	1,436,590
	Sequoia Mortgage Trust, CMO, FRN,
2,562	0.456%, 7/20/36	B1/BBB+	2,143,484
3,764	0.476%, 3/20/35 (k)	Baa2/AAA	3,326,074
	Structured Adjustable Rate Mortgage Loan Trust, CMO, VRN,
64	2.799%, 8/25/34	A3/AA	54,244
4,784	5.871%, 11/25/36	NR/CC	3,812,482
5,298	5.934%, 4/25/36	NR/CC	3,670,533
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
82	0.463%, 9/25/47	Aa3/BBB	80,172
404	0.493%, 5/25/45	Ba1/AAA	249,164
1,175	0.586%, 10/19/34	Aa1/AAA	1,091,884
	Structured Asset Securities Corp., CMO,
3,044	0.763%, 5/25/33, FRN (k)	NR/AAA	2,243,685
1,211	2.673%, 1/25/34, VRN	A2/AA	999,293
1,221	Suntrust Adjustable Rate Mortgage Loan Trust,
	5.975%, 10/25/37, CMO, FRN	B3/CCC	980,909
€232	Talisman Finance PLC, 0.844%, 4/22/17, CMO, FRN	A3/AAA	240,047
$848	TBW Mortgage Backed Pass Through Certificates,
	6.00%, 7/25/36, CMO	NR/D	550,389
1,000	UBS Commercial Mortgage Trust,
	0.829%, 7/15/24, CMO, FRN (a) (d)	Aa1/BB+	660,361
	Wachovia Bank Commercial Mortgage Trust, CMO,
540	0.344%, 9/15/21, FRN (a) (d)	Aaa/AA+	483,824
5,000	0.376%, 9/15/21, FRN (a) (d) (k)	A1/A+	4,069,374
3,490	5.926%, 5/15/43, VRN (k)	Aaa/NR	3,658,688
	WaMu Mortgage Pass Through Certificates, CMO,
89	0.553%, 10/25/45, FRN	Aa2/AAA	74,435
281	2.385%, 3/25/33, FRN	Aaa/AAA	255,576
4,912	3.286%, 7/25/46, FRN (k)	Ba2/B-	3,637,958
3,699	5.515%, 7/25/37, FRN	NR/CC	2,746,034
1,827	5.544%, 3/25/37, VRN	NR/CCC	1,378,335
4,861	5.594%, 6/25/37, FRN (k)	NR/CCC	3,656,541
8,328	5.635%, 2/25/37, VRN (k)	NR/CC	6,333,990
940	5.721%, 11/25/36, FRN	NR/CCC	722,962
3,913	5.797%, 7/25/37, FRN	NR/CCC	3,238,939
2,242	5.819%, 2/25/37, FRN	NR/CCC	1,640,288
	Washington Mutual Alternative Mortgage
	Pass-Through Certificates, CMO,
1,495	1.313%, 10/25/46, FRN	Caa3/CCC	748,619
5,215	5.50%, 7/25/35	Caa2/B+	3,491,934
139	Washington Mutual MSC Mortgage Pass-Through Certificates,
	3.279%, 6/25/33, CMO, FRN	Aaa/AAA	87,339
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,665	0.763%, 7/25/37, FRN	B2/NR	1,043,678
101	5.028%, 4/25/36, VRN	NR/CCC	95,117
198	5.028%, 4/25/36, VRN	NR/BB	177,572

PIMCO Corporate Income Fund
18	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$165	5.50%, 1/25/36	B3/NR	$77,433
5,737	5.508%, 7/25/36, FRN (k)	NR/CCC	4,603,028
297	5.590%, 10/25/36, FRN	Caa2/NR	251,387
108	5.615%, 9/25/36, FRN	NR/CCC	88,414
3,199	5.886%, 9/25/36, FRN	Caa2/NR	2,678,318
108	5.958%, 10/25/36, FRN	Caa1/NR	90,201
Total Mortgage-Backed Securities (cost-$270,878,789)			297,688,270

CORPORATE BONDS & NOTES – 45.7%

Airlines – 7.6%
2,500	American Airlines, Inc., 10.50%, 10/15/12 (a) (d) (k)	B2/B	2,690,625
	American Airlines Pass Through Trust (k),
10,957	6.817%, 11/23/12	B2/BB-	10,957,000
1,474	8.608%, 10/1/12	Ba3/B+	1,474,000
	Continental Airlines Pass Through Trust (k),
1,120	7.707%, 10/2/22	Baa2/BBB	1,133,847
1,299	8.048%, 5/1/22	Baa2/BBB	1,318,306
2,000	Delta Air Lines, Inc., 7.75%, 12/17/19 (k)	Baa2/A-	2,185,000
1,035	Northwest Airlines, Inc., 1.001%, 11/20/15, FRN (MBIA) (k)	Baa2/BBB-	900,593
	United Air Lines Pass Through Trust (k),
51	7.73%, 1/1/12	Ba3/BBB-	51,033
3,000	9.75%, 1/15/17	Ba1/BBB	3,285,937
3,000	10.40%, 5/1/18	Ba1/BBB	3,255,000
			27,251,341
Banking – 7.4%
	Barclays Bank PLC,
3,000	6.05%, 12/4/17 (a) (d) (k)	Baa1/A	3,131,070
£900	14.00%, 6/15/19 (h)	Baa2/A-	1,845,964
$7,300	Discover Bank, 7.00%, 4/15/20 (k)	Ba1/BBB-	7,513,810
6,875	Rabobank Nederland NV, 11.00%, 6/30/19 (a) (d) (h) (k)	A2/AA-	8,872,346
5,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	Baa3/BBB-	5,404,480
			26,767,670
Financial Services – 18.2%
	American General Finance Corp.,
3,000	0.507%, 12/15/11, FRN (k)	B2/B	2,702,214
€2,000	4.625%, 6/22/11	B2/NR	2,526,126
	AngloGold Ashanti Holdings PLC,
$300	5.375%, 4/15/20	Baa3/BBB-	303,887
800	6.50%, 4/15/40	Baa3/BBB-	815,734
2,000	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a) (d) (k)	Baa3/BBB	2,032,000
	CIT Group, Inc.,
2,299	7.00%, 5/1/13	NR/NR	2,279,269
449	7.00%, 5/1/14	NR/NR	434,488
449	7.00%, 5/1/15	NR/NR	429,435
748	7.00%, 5/1/16	NR/NR	713,853
1,048	7.00%, 5/1/17	NR/NR	999,396
	Ford Motor Credit Co. LLC (k),
3,000	3.048%, 1/13/12, FRN	B1/B-	2,917,500
6,500	7.25%, 10/25/11	B1/B-	6,716,040
4,600	7.80%, 6/1/12	B1/B-	4,772,031
2,525	9.875%, 8/10/11	B1/B-	2,672,849

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	19

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	GMAC, Inc. (k),
$4,500	6.625%, 5/15/12	B3/B	$4,548,708
1,850	6.75%, 12/1/14	B3/B	1,860,904
2,500	6.875%, 9/15/11	B3/B	2,541,835
5,000	8.30%, 2/12/15 (a) (d)	B3/B	5,231,250
8,150	International Lease Finance Corp., 4.75%, 1/13/12 (k)	B1/BB+	8,002,607
2,500	Morgan Stanley, 0.783%, 10/15/15, FRN (k)	A2/A	2,323,655
	SLM Corp.,
940	0.546%, 10/25/11, FRN (k)	Ba1/BBB-	904,056
€3,000	4.75%, 3/17/14	Ba1/BBB-	3,814,033
$220	5.076%, 6/15/13, FRN	Ba1/BBB-	199,032
200	5.076%, 12/15/13, FRN	Ba1/BBB-	176,534
3,500	8.45%, 6/15/18 (k)	Ba1/BBB-	3,502,306
2,500	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h) (k)	Baa3/BBB-	2,325,000
			65,744,742
Healthcare & Hospitals – 0.9%
3,000	HCA, Inc., 8.50%, 4/15/19 (a) (d) (k)	Ba3/BB	3,311,250

Hotels/Gaming – 1.9%
1,600	MGM Mirage, 9.00%, 3/15/20 (a) (d) (k)	B1/B	1,688,000
6,129	Times Square Hotel Trust, 8.528%, 8/1/26 (a) (b) (d) (k) (l)
	(acquisition cost-$6,187,394; purchased 6/12/08-10/8/08)	Baa3/BB	4,979,068
			6,667,068
Insurance – 4.5%
	American International Group, Inc.,
2,000	0.414%, 10/18/11, FRN (k)	A3/A-	1,927,990
6,200	5.85%, 1/16/18 (k)	A3/A-	5,780,006
6,400	8.25%, 8/15/18 (k)	A3/A-	6,838,496
£1,150	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,505,012
			16,051,504
Oil & Gas – 1.0%
$958	Global Geophysical Services, Inc., 10.50%, 5/1/17 (a) (d)	B3/B	943,630
2,500	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (k)	Baa2/BBB	2,658,655
			3,602,285
Paper & Forest Products – 0.6%
2,000	Weyerhaeuser Co., 7.375%, 3/15/32 (k)	Ba1/BBB-	2,019,546
Real Estate Investment Trust – 1.1%
3,750	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (a) (d)	Ba2/BB+	3,889,054
Retail – 0.9%
2,990	CVS Pass Through Trust, 7.507%, 1/10/32 (a) (d) (k)	Baa2/BBB+	3,395,218
Software – 0.5%
2,000	First Data Corp., 9.875%, 9/24/15 (k)	Caa1/B-	1,840,000
Telecommunications – 1.1%
2,000	Frontier Communications Corp., 9.00%, 8/15/31 (k)	Ba2/BB	2,030,000
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14 (k)	Ba3/B+	2,045,000
			4,075,000
Total Corporate Bonds & Notes (cost-$146,682,243)			164,614,678

PIMCO Corporate Income Fund
20	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES – 16.3%
Freddie Mac – 0.2%
$282	0.160%, 5/4/11, FRN (i)	Aaa/AAA	$282,194
381	6.00%, 4/15/36, CMO (k)	Aaa/AAA	412,495
			694,689
Ginnie Mae – 16.1%
13	6.00%, 11/15/34, MBS	Aaa/AAA	14,563
2,402	6.00%, 2/15/37, MBS (k)	Aaa/AAA	2,586,333
570	6.00%, 10/15/37, MBS (k)	Aaa/AAA	612,468
857	6.00%, 1/15/38, MBS (k)	Aaa/AAA	920,455
166	6.00%, 3/15/38, MBS (k)	Aaa/AAA	177,897
468	6.00%, 6/15/38, MBS (k)	Aaa/AAA	502,712
547	6.00%, 8/15/38, MBS (k)	Aaa/AAA	587,087
10,514	6.00%, 9/15/38, MBS (k)	Aaa/AAA	11,307,790
12,382	6.00%, 10/15/38, MBS (k)	Aaa/AAA	13,301,631
7,063	6.00%, 11/15/38, MBS (k)	Aaa/AAA	7,589,479
8,537	6.00%, 12/15/38, MBS (k)	Aaa/AAA	9,174,662
6,108	6.00%, 1/15/39, MBS (k)	Aaa/AAA	6,561,573
2,741	6.00%, 10/15/39, MBS (k)	Aaa/AAA	2,948,644
1,616	6.00%, 12/15/39, MBS (k)	Aaa/AAA	1,738,170
			58,023,464
Total U.S. Government Agency Securities (cost-$57,938,615)			58,718,153

ASSET-BACKED SECURITIES – 15.8%
916	Access Financial Manufactured Housing Contract Trust,
	7.65%, 5/15/21	Caa2/NR	742,512
1,695	ACE Securities Corp., 0.663%, 8/25/45, FRN (k)	NR/AAA	1,581,970
	Advanta Business Card Master Trust, FRN,
1,000	0.506%, 6/20/14	Ca/CCC-	769,347
1,000	0.506%, 12/22/14	Ca/CCC-	811,595
870	American Express Credit Account Master Trust,
	0.534%, 3/17/14, FRN (a) (d)	Baa2/BBB+	858,901
	Asset Backed Funding Certificates, FRN,
16	0.543%, 10/25/33	Aaa/AAA	13,218
2,220	0.813%, 8/25/33	Aa2/AA	1,787,718
	Bear Stearns Asset Backed Securities Trust,
1,712	0.763%, 9/25/34, FRN	NR/A	1,321,593
1,762	4.252%, 7/25/36, VRN	NR/CC	905,277
1,200	Bear Stearns Second Lien Trust, 0.483%, 12/25/36, FRN (a) (d)	B3/B	925,740
	Conseco Finance Securitizations Corp.,
1,908	7.27%, 9/1/31	Caa1/B-	1,882,691
697	7.96%, 2/1/32	Ca/CCC-	599,771
348	7.97%, 5/1/32	Ca/CCC-	260,419
4,024	8.06%, 5/1/31	Ca/NR	3,231,971
	Conseco Financial Corp.,
371	6.22%, 3/1/30	NR/BBB	367,881
455	6.33%, 11/1/29, VRN	Baa2/NR	453,334
297	6.53%, 2/1/31, VRN	NR/B-	272,981
310	6.86%, 3/15/28	A2/NR	315,275
461	7.05%, 1/15/27	B3/B	402,277
1,521	7.14%, 3/15/28	Baa1/NR	1,553,469
1,112	7.24%, 6/15/28, VRN	Baa1/NR	1,167,751

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	21

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,323	7.40%, 6/15/27	A2/AA	$1,364,843
193	7.65%, 10/15/27, VRN	Aa1/AAA	195,431
	Countrywide Asset-Backed Certificates,
34	0.413%, 3/25/47, FRN	Caa3/B-	23,157
1,517	0.603%, 12/25/36, FRN (a) (d)	NR/CCC	637,280
1,921	0.653%, 11/25/34, FRN (k)	Aaa/AAA	1,655,191
279	4.693%, 10/25/35, VRN	B1/AAA	250,285
1,871	Countrywide Home Equity Loan Trust,
	0.604%, 3/15/29, FRN	Baa2/BBB-	1,566,261
45	Credit-Based Asset Servicing and Securitization LLC,
	0.353%, 7/25/36, FRN	Baa2/AAA	44,139
1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	899,768
549	GSAA Trust, 0.533%, 6/25/35, FRN	Aa3/AA+	421,412
1,261	GSAMP Trust, 0.563%, 5/25/36, FRN (a) (d)	NR/A	900,874
	Home Equity Asset Trust, FRN,
23	0.313%, 3/25/37	Aa2/AAA	22,119
224	2.663%, 10/25/33	Ba1/B-	165,943
6,500	Indymac Residential Asset Backed Trust,
	0.583%, 4/25/47, FRN	Caa2/CCC	2,930,965
	JPMorgan Mortgage Acquisition Corp., FRN,
105	0.313%, 7/25/36	Aaa/AAA	104,277
264	0.313%, 10/25/36	A2/B-	253,630
15	0.343%, 8/25/36	Ba3/CCC	4,988
	Long Beach Mortgage Loan Trust, FRN,
1,492	0.423%, 10/25/36	Ca/CCC	614,523
729	2.738%, 3/25/32	B3/NR	236,997
2,955	Loomis Sayles CBO, 0.546%, 10/26/20, FRN (a) (d)	Aa1/A+	2,669,169
	MASTR Asset Backed Securities Trust,
1,000	0.633%, 6/25/35, FRN	Aaa/AAA	900,295
949	5.233%, 11/25/35	A1/BBB	882,847
7,355	Merrill Lynch First Franklin Mortgage Loan Trust,
	0.503%, 5/25/37, FRN	Ca/CCC	3,515,160
453	Morgan Stanley ABS Capital I, 0.443%, 1/25/36, FRN	Baa2/B-	397,497
2,793	Morgan Stanley Dean Witter Capital I, 1.688%, 2/25/33, FRN	Aa2/AA	1,811,428
	Oakwood Mortgage Investors, Inc.,
48	0.484%, 5/15/13, FRN	Caa1/BB-	34,164
2,006	8.00%, 10/15/26 (k)	NR/AAA	2,005,462
	Option One Mortgage Loan Trust,
19	0.383%, 2/25/38, FRN	Aaa/A	18,309
2,300	0.403%, 2/25/37, FRN	B3/CCC	1,049,649
79	5.662%, 1/25/37	B3/CC	30,191
5,000	Origen Manufactured Housing, 7.65%, 3/15/32	B2/NR	4,928,547
1,813	Popular ABS Mortgage Pass-Through Trust,
	0.543%, 7/25/35, FRN	Aaa/AAA	1,244,863
681	Quest Trust, 1.163%, 6/25/34, FRN (a) (d)	Aa2/AA	669,446
	Residential Asset Mortgage Products, Inc.,
76	4.02%, 4/25/33, VRN	Baa3/CCC	65,618
1,667	5.22%, 7/25/34, VRN	B3/CCC	1,416,346
1,933	5.86%, 11/25/33	Aa3/AAA	1,542,665
	Residential Asset Securities Corp.,
73	0.453%, 3/25/36, FRN	Ba1/AAA	68,988
40	4.47%, 3/25/32, VRN	Aaa/AAA	39,734
597	Securitized Asset Backed Receivables LLC Trust,
	0.493%, 2/25/37, FRN	Caa3/CCC	283,351

PIMCO Corporate Income Fund
22	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$500	Specialty Underwriting & Residential Finance,
	0.513%, 9/25/36, FRN	Baa1/A	$461,052
285	Wachovia Asset Securitization, Inc.,
	0.693%, 12/25/32, FRN	Baa2/A	210,315
Total Asset-Backed Securities (cost-$50,998,362)			56,762,870

CONVERTIBLE PREFERRED STOCK – 4.0%

Shares

Financial Services – 4.0%
14,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)
	(cost -$9,203,225)	Ba1/A-	14,297,000

SENIOR LOANS (a) (c) – 3.8%

Principal
Amount
(000s)

Computer Services – 0.5%
	First Data Corp., Term B1,
$1,802	3.013%, 9/24/14		1,625,083
55	3.032%, 9/24/14		49,407
93	3.040%, 9/24/14		83,552
			1,758,042
Financial Services – 3.0%
4,000	American General Finance Corp., 7.25%, 4/21/15 (e)		4,012,000
	CIT Group, Inc.,
1,800	9.50%, 1/20/12, Term 2A		1,843,875
	International Lease Finance Corp.,
2,900	6.75%, 3/17/15, Term B1		2,960,175
2,100	7.00%, 3/17/16, Term B2		2,129,925
			10,945,975
Printing/Publishing – 0.1%
515	Tribune Co., 5.00%, 6/4/24, Term X (b) (f) (l)
	(acquisition cost-$499,096; purchased 11/30/07-2/27/09)		338,791

Telecommunications – 0.2%
762	Supermedia, Inc., 11.00%, 12/31/15, Term L		715,298
Total Senior Loans (cost-$13,859,796)			13,758,106

MUNICIPAL BONDS – 0.9%

California – 0.2%
775	Statewide Communities Dev. Auth. Rev.,
	Lancer Student Housing Project, 9.50%, 6/1/14, Ser. B	NR/NR	774,380

West Virginia – 0.7%
3,070	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A	Baa3/BBB	2,501,282
Total Municipal Bonds (cost-$3,717,991)			3,275,662

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	23

PIMCO Income Opportunity Fund Schedule of Investments

April 30, 2010 (unaudited) (continued)

Shares		Credit Rating (Moody’s/S&P)	Value
COMMON STOCK (j) – 0.3%

Diversified Financial Services – 0.3%
25,770	CIT Group, Inc. (cost-$554,367)		$1,046,262

PREFERRED STOCK – 0.2%

Financial Services – 0.2%
	SLM Corp., CPI-Linked MTN, Ser. A (m),
32,400	4.63%, 3/15/17	Ba1/BBB-	571,212
8,500	4.68%, 1/16/18	Ba1/NR	146,200
Total Preferred Stock (cost-$460,125)			717,412

U.S. TREASURY OBLIGATIONS (i) – 0.1%

Principal
Amount
(000s)
$336	U.S. Treasury Notes, 1.00%, 9/30/11 (cost-$336,924)		337,614

SHORT-TERM INVESTMENTS – 10.5%

Corporate Notes – 8.1%
Financial Services – 8.1%
4,908	American General Finance Corp., 4.875%, 5/15/10 (k)	B2/B	4,906,803
2,000	GMAC, Inc., 7.25%, 3/2/11 (k)	B3/B	2,040,320
€2,000	Green Valley Ltd., 4.24%, 1/10/11, FRN (a) (b) (d) (l)
	(acquisition cost-$2,938,700; purchased 12/11/07)	NR/BB+	2,649,185
	International Lease Finance Corp.,
€2,000	1.084%, 7/6/10, FRN	B1/BB+	2,641,439
$4,000	4.875%, 9/1/10 (k)	B1/BB+	4,000,256
4,900	4.95%, 2/1/11 (k)	B1/BB+	4,877,254
8,000	5.45%, 3/24/11 (k)	B1/BB+	7,984,656
Total Corporate Notes (cost-$27,860,860)			29,099,913

U.S. Government Agency Securities (i) – 0.8%
320	Fannie Mae, 0.199%, 8/5/10, FRN	Aaa/AAA	320,039
2,470	Freddie Mac, 0.342%, 4/7/11, FRN	Aaa/AAA	2,472,532
Total U.S. Government Agency Securities (cost-$2,791,246)			2,792,571

U.S. Treasury Bills (i) – 0.1%
600	0.183%-0.205%, 8/26/10-9/9/10 (cost-$599,617)		599,640

Repurchase Agreements – 1.5%
5,452	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $5,452,005; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $5,565,000 (cost-$5,452,000)		5,452,000
Total Short-Term Investments (cost-$36,703,723)			37,944,124
Total Investments (cost-$591,334,160) – 180.2%			649,160,151
Liabilities in excess of other assets – (80.2%)			(288,858,065)
Net Assets – 100%			$360,302,086

PIMCO Corporate Income Fund
24	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Schedule of Investments

April 30, 2010 (unaudited) (continued)

Notes to Schedule of Investments:

(a)   Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $193,537,703 and $103,721,630, representing 27.3% of total investments in Corporate Income and 28.8% of net assets in Income Opportunity, respectively.

(b)   Illiquid.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2010.

(d)   144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)   Delayed-delivery. To be delivered after April 30, 2010.

(f)    In default.

(g)   Fair-Valued–Securities with an aggregate value of $22,321,221 and $13,169,586, representing 3.1% of total investments in Corporate Income and 3.7% of net assets in Income Opportunity, respectively. See Note 1(a) in the Notes to Financial Statements.

(h)   Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(i)    All or partial amount segregated as collateral for swaps.

(j)    Non-income producing.

(k)   All or partial amount segregated as collateral for reverse repurchase agreements.

(l)    Restricted. The aggregate acquisition cost of such securities is $7,382,980 and $10,558,759 for Corporate Income and Income Opportunity, respectively. The aggregate market value of $6,571,569 and $8,949,716 is approximately 0.9% of total investments for Corporate Income and 2.5% of net assets in Income Opportunity, respectively.

(m)  Floating Rate. The rate disclosed reflects the rate in effect on April 30, 2010.

Glossary:
AGC	-	insured by Assured Guaranty Corp.
BRL	-	Brazilian Real
£-	British Pound
CAD	-	Canadian Dollar
CPI	-	Consumer Price Index
CMO	-	Collateralized Mortgage Obligation
€-	Euro
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.
GO	-	General Obligation Bond
¥-	Japanese Yen
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by Municipal Bond Investors Assurance
MBS	-	Mortgage-Backed Securities
MTN	-	Medium Term Note
NR	-	Not Rated
OTC	-	Over the Counter
PIK	-	Payment-in-Kind
VRN	-

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2010.

WR	-	Withdrawn Rating

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	25

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Statements of Assets and Liabilities

April 30, 2010 (unaudited)

	Corporate	Income
	Income	Opportunity
Assets:
Investments, at value (cost-$628,333,470 and $591,334,160, respectively)	$708,972,733	$649,160,151
Cash (including foreign currency of $5,179 and $7,635,890 with a cost of $5,367 and $7,099,943, respectively)	16,666	12,417,250
Interest receivable	14,112,416	5,101,975
Unrealized appreciation of swaps	7,216,784	2,562,219
Unrealized appreciation of forward foreign currency contracts	161,518	192,161
Receivable from broker	43,985	–
Prepaid expenses and other assets	75,641	19,578
Total Assets	730,599,743	669,453,334

Liabilities:
Payable for reverse repurchase agreements	16,179,000	297,500,925
Swap premiums received	5,158,500	2,980,152
Payable for investments purchased	4,088,706	2,124,624
Dividends payable to common and preferred shareholders	3,965,490	2,559,681
Payable to brokers for cash collateral received	1,718,000	1,155,000
Investment management fees payable	428,460	508,727
Unrealized depreciation of forward foreign currency contracts	310,627	512,605
Unrealized depreciation of swaps	142,162	1,505,498
Interest payable for reverse repurchase agreements	607	61,212
Payable for terminated swaps	–	78,049
Accrued expenses and other liabilities	243,226	164,775
Total Liabilities	32,234,778	309,151,248
Preferred Shares ($25,000 liquidation preference per share applicable to an aggregate of 6,760 shares issued and outstanding for Corporate Income)	169,000,000	–
Net Assets Applicable to Common Shareholders	$529,364,965	$360,302,086

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$373	$145
Paid-in-capital in excess of par	528,053,909	329,775,900
Undistributed net investment income	2,716,160	3,437,856
Accumulated net realized loss	(88,939,967)	(31,997,230)
Net unrealized appreciation of investments, swaps and foreign currency transactions	87,534,490	59,085,415
Net Assets Applicable to Common Shareholders	$529,364,965	$360,302,086
Common Shares Issued and Outstanding	37,280,090	14,461,477
Net Asset Value Per Common Share	$14.20	$24.91

PIMCO Corporate Income Fund
26	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Statements of Operations

Six Months ended April 30, 2010 (unaudited)

	Corporate	Income
	Income	Opportunity
Investment Income:
Interest	$30,387,897	$23,593,201
Dividends	840,683	553,536
Facility and other fee income	14,024	62,312
Total Investment Income	31,242,604	24,209,049

Expenses:
Investment management fees	2,468,868	2,593,297
Interest expense	124,723	634,078
Custodian and accounting agent fees	119,219	82,382
Auction agent fees and commissions	88,804	–
Shareholder communications	78,662	43,078
Audit and tax services	51,811	36,019
Legal fees	32,145	19,910
Trustees’ fees and expenses	26,957	15,394
Transfer agent fees	15,747	14,299
New York Stock Exchange listing fees	11,967	8,702
Insurance expense	10,021	5,207
Miscellaneous	12,957	2,534
Total expenses	3,041,881	3,454,900
Less: investment management fees waived	(53,989)	–
Net expenses	2,987,892	3,454,900

Net Investment Income	28,254,712	20,754,149

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	33,883,742	4,289,321
Futures contracts	13,685,417	–
Swaps	(8,282,704)	(1,387,841)
Foreign currency transactions	2,831,608	2,114,653
Net change in unrealized appreciation/depreciation of: Investments	30,420,138	34,986,666
Futures contracts	(11,960,215)	–
Swaps	6,379,063	4,541,044
Securities sold short	–	12,658
Foreign currency transactions	(273,499)	713,662
Net realized and change in unrealized gain on investments, futures contracts, swaps, securities sold short and foreign currency transactions	66,683,550	45,270,163
Net Increase in Net Assets Resulting from Investment Operations	94,938,262	66,024,312
Dividends on Preferred Shares from Net Investment Income	(151,957)	–

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$94,786,305	$66,024,312

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	27

PIMCO Corporate Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$28,254,712	$52,546,663
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	42,118,063	(51,738,899)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, and foreign currency transactions	24,565,487	210,262,311
Net increase in net assets resulting from investment operations	94,938,262	211,070,075

Dividends on Preferred Shares from Net Investment Income	(151,957)	(927,291)
Net increase in net assets applicable to common shareholders resulting from investment operations	94,786,305	210,142,784

Dividends to Common Shareholders from Net Investment Income	(45,591,697)	(47,090,297)

Capital Share Transactions:
Reinvestment of dividends	2,975,232	2,653,390
Total increase in net assets applicable to common shareholders	52,169,840	165,705,877

Net Assets Applicable to Common Shareholders:
Beginning of period	477,195,125	311,489,248
End of period (including undistributed net investment income of $2,716,160 and $20,205,102, respectively)	$529,364,965	$477,195,125

Common Shares Issued in Reinvestment of Dividends	219,502	266,026

PIMCO Corporate Income Fund
28	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10 | See accompanying Notes to Financial Statements.

PIMCO Income Opportunity Fund

Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$20,754,149	$30,130,402
Net realized gain (loss) on investments, swaps and foreign currency transactions	5,016,133	(42,958,527)
Net change in unrealized appreciation/depreciation of investments, swaps, unfunded loan commitments, securities sold short and foreign currency transactions	40,254,030	93,567,523
Net increase in net assets resulting from investment operations	66,024,312	80,739,398

Dividends and Distributions to Shareholders from:
Net investment income	(15,323,774)	(17,298,778)
Return of capital	–	(12,981,782)
Total dividends and distributions to shareholders	(15,323,774)	(30,280,560)

Capital Share Transactions:
Reinvestment of dividends and distributions	1,922,179	4,046,292
Total increase in net assets	52,622,717	54,505,130

Net Assets:
Beginning of period	307,679,369	253,174,239
End of period (including undistributed (dividends in excess of) net investment income of $3,437,856 and $(1,992,519), respectively)	$360,302,086	$307,679,369

Shares Issued in Reinvestment of Dividends and Distributions	87,108	233,499

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	29

PIMCO Income Opportunity Fund Statement of Cash Flows†

Six Months ended April 30, 2010 (unaudited)

Increase in Cash from:

Cash Flows used for Operating Activities:
Net increase in net assets resulting from investment operations	$66,024,312

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash used for Operating Activities:
Purchases of long-term investments	(353,180,248)
Proceeds from sales of long-term investments	253,618,552
Purchases of short-term portfolio investments, net	(2,636,795)
Net change in unrealized appreciation/depreciation of investments, swaps, securities sold short and foreign currency transactions	(40,254,030)
Net realized gain on investments, swaps and foreign currency transactions	(5,016,133)
Net amortization on investments	(4,929,840)
Payments for securities sold short	(9,554,063)
Decrease in receivable for investments sold	9,554,062
Increase in interest receivable	(752,076)
Increase in prepaid expenses and other assets	(8,214)
Decrease in payable for investments purchased	(74,123,973)
Decrease in payable to brokers for cash collateral received	(1,535,000)
Periodic payments of swaps, net	(754,671)
Net cash provided by foreign currency transactions	2,244,225
Increase in investment management fees payable	187,365
Increase in interest payable for reverse repurchase agreements	34,139
Increase in accrued expenses and other liabilities	24,874
Net cash used for operating activities*	(161,057,514)

Cash Flows provided by Financing Activities:
Increase in payable for reverse repurchase agreements	185,078,269
Cash dividends paid (excluding reinvestment of dividends of $1,922,179)	(13,386,177)
Net cash provided by financing activities	171,692,092
Net increase in cash	10,634,578
Cash at beginning of period	1,782,672
Cash at end of period	$12,417,250

†      Corporate Income is not required to present a Statement of Cash Flows.

*      Included in operating expenses is cash paid for interest primarily on reverse repurchase agreements of $599,890.

PIMCO Corporate Income Fund
30	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Corporate Income Fund (“Corporate Income”) and PIMCO Income Opportunity Fund (“Income Opportunity”), each a “Fund” and collectively the “Funds”, were organized as Massachusetts business trusts on October 17, 2001 and September 12, 2007, respectively. Prior to commencing operations on December 21, 2001 and November 30, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified and non-diversified, respectively, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value per share of common stock authorized.

Corporate Income’s primary investment objective is to seek high current income with capital preservation and capital appreciation as secondary objectives by investing at least 80% of its total assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations and of other income-producing securities.

Income Opportunity’s primary investment objective is to seek current income as a primary focus and also capital appreciation. Under normal market conditions, the Fund will seek to achieve its objective and produce total return for shareholders by investing in a global portfolio of corporate debt, government and sovereign debt, mortgage-backed and other asset-backed securities, bank loans and related instruments, convertible securities and income-producing securities of U.S. and foreign issuers, including emerging market issuers.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	31

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at April 30, 2010 in valuing Corporate Income’s assets and liabilities is listed below:

		Level 2 –	Level 3 –
		Other Significant	Significant
	Level 1 –	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$10,867,565	$10,402,742	$21,270,307
Financial Services	$2,685,500	257,118,220	15,226,415	275,030,135
Transportation	–	–	689,908	689,908
All Other	–	223,439,068	–	223,439,068
Mortgaged-Backed Securities	–	94,008,439	7,094,806	101,103,245
Senior Loans	–	22,457,038	–	22,457,038
Convertible Preferred Stock	9,544,574	–	–	9,544,574
Sovereign Debt Obligations	–	5,611,729	–	5,611,729
Municipal Bonds	–	2,041,866	–	2,041,866
U.S. Treasury Obligations	–	1,461,149	–	1,461,149
Asset-Backed Securities	–	601,208	–	601,208
Preferred Stock	–	273,647	–	273,647
Short-Term Investments	–	45,225,946	–	45,225,946
Options Purchased	–	222,913	–	222,913
Total Investments in Securities – Assets	$12,230,074	$663,328,788	$33,413,871	$708,972,733
Other Financial Instruments*	–	$6,925,513	–	$6,925,513
Total Investments	$12,230,074	$670,254,301	$33,413,871	$715,898,246

PIMCO Corporate Income Fund
32	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Corporate Income for the six months ended April 30, 2010, was as follows:

		Net		Net	Net Change
	Beginning	Purchases	Accrued	Realized	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Gain	Appreciation/	into	out	Balance
	10/31/09	Settlements	(Premiums)	(Loss)	Depreciation	Level 3	of Level 3	4/30/10
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$8,295,979	$(942,399)	$(4,792)	$1,641	$829,813	$2,222,500	––	$10,402,742
Financial Services	882,555	12,916,840	1,487	(705,976)	2,131,509	––	––	15,226,415
Transportation	867,454	(178,923)	(1,043)	(2,284)	4,704	––	––	689,908
Mortgaged-Backed
Securities	4,514,530	7,003,125	30,137	––	372,220	––	$(4,825,206)	7,094,806
Total Investments	$14,560,518	$18,798,643	$25,789	$(706,619)	$3,338,246	$2,222,500	$(4,825,206)	$33,413,871

A summary of the inputs used at April 30, 2010 in valuing Income Opportunity’s assets and liabilities is listed below:

		Level 2 –	Level 3 –
		Other Significant	Significant
	Level 1 –	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10
Investments in Securities – Assets
Mortgaged-Backed Securities	–	$284,518,684	$13,169,586	$297,688,270
Corporate Bonds & Notes:
Airlines	–	16,984,595	10,266,746	27,251,341
All Other	–	137,363,337	–	137,363,337
U.S. Government Agency Securities	–	58,718,153	–	58,718,153
Asset-Backed Securities	–	56,762,870	–	56,762,870
Convertible Preferred Stock	$14,297,000	–	–	14,297,000
Senior Loans	–	13,758,106	–	13,758,106
Municipal Bonds	–	3,275,662	–	3,275,662
Common Stock	1,046,262	–	–	1,046,262
Preferred Stock	146,200	571,212	–	717,412
U.S. Treasury Obligations	–	337,614	–	337,614
Short-Term Investments	–	37,944,124	–	37,944,124
Total Investments in Securities – Assets	$15,489,462	$610,234,357	$23,436,332	$649,160,151
Other Financial Instruments*	–	$436,895	$299,382	$736,277
Total Investments	$15,489,462	$610,671,252	$23,735,714	$649,896,428

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	33

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Income Opportunity for the six months ended April 30, 2010, was as follows:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out	Balance
	10/31/09	Settlements	(Premiums)	Gain	Depreciation	Level 3	of Level 3	4/30/10
Investments in Securities – Assets
Mortgaged-Backed Securities	–	$12,000,028	$41,677	$28,138	$1,099,743	–	–	$13,169,586
Corporate Bonds & Notes:
Airlines	$8,058,296	1,614,671	72,533	21,376	550,903	–	$(51,033)	10,266,746
Total Investments in Securities – Assets	$8,058,296	$13,614,699	$114,210	$49,514	$1,650,646	–	$(51,033)	$23,436,332
Other Financial Instruments*	$122,850	–	–	–	$177,195	$(663)	–	$299,382
Total Investments	$8,181,146	$13,614,699	$114,210	$49,514	$1,827,841	$(663)	$(51,033)	$23,735,714

*                 Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Corporate Income held at April 30, 2010, was $2,031,207. The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which Income Opportunity held at April 30, 2010, was $1,629,566 and $177,195, respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Funds’ management is in the process of reviewing ASU 2010-06 to determine future applicability.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Funds are amortized as income over the expected term of the loan. Commitment fees received by the Funds relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Funds may be subject to excise tax based on the extent of distributions to shareholders.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at April 30, 2010. The Funds’ federal tax returns for the prior three years and since inception for Corporate Income and Income Opportunity, respectively, remain subject to examination by the Internal Revenue Service.

PIMCO Corporate Income Fund
34	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Dividends and Distributions — Common Stock

Corporate Income declares dividends from net investment to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. Income Opportunity declares dividends from net investment income and short-term capital gains (if any) from the sale of portfolio securities and other sources to common shareholders monthly. Distributions of net long-term realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	35

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(k) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(l) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(m) Interest Expense

Interest expense relates primarily to the Funds’ liability in connection with reverse repurchase agreements. Interest expense is recorded as it is incurred.

(n) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

PIMCO Corporate Income Fund
36	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The Funds are exposed to various risks such as, but not limited to, interest rate, foreign currency, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	37

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2010 (unaudited)

2. Principal Risks (continued)

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”), was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Funds had select holdings, credit default swap agreements, securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, securities and derivatives transactions associated with LBSF as counterparty were written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers for Corporate Income have been incorporated as net realized gain (loss) on the Funds’ Statements of Operations. The remaining balances due from SLH for Corporate Income are included in receivable from broker on the Funds’ Statements of Assets and Liabilities. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as the referenced entity. These recovery rates, as well as the current value of Senior Lehman bonds, were utilized in determining estimated recovery values for certain holdings.

Income Opportunity paid all outstanding liabilities to LBSF and LBSF returned all cash collateral to Income Opportunity on September 23, 2009, and has no outstanding receivables or liabilities with Lehman Brothers.

3. Financial Derivative Instruments

Disclosure about derivative instruments and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds may sometimes use derivatives for hedging purposes, the Funds reflect

PIMCO Corporate Income Fund
38	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative notional amounts and values as of April 30, 2010, which are disclosed in the accompanying Notes to Financial Statements, are indicative of the volume of the Funds’ derivatives activities over the reporting period.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Funds purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(c) Swap Agreements

Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	39

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

PIMCO Corporate Income Fund
40	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes to Financial Statements (see 5(a)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2010 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(a)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized gain (loss) reflected in the Funds’ Statements of Assets and Liabilities.

PIMCO Corporate Income Fund
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PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Fair Value of Derivative Instruments at April 30, 2010

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure.

The effect of derivative instruments on the Funds’ Statements of Assets and Liabilities at April 30, 2010:

Corporate Income:

		Foreign
	Credit	Exchange
Location	Contracts	Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	–	$222,913	$222,913
Unrealized appreciation of swaps	$7,216,784	–	7,216,784
Unrealized appreciation of forward foreign currency contracts	–	161,518	161,518
Total asset derivatives	$7,216,784	$384,431	$7,601,215
Liability derivatives:
Unrealized depreciation of swaps	$(142,162)	–	$(142,162)
Unrealized depreciation of forward foreign currency contracts	–	$(310,627)	(310,627)
Total liability derivatives	$(142,162)	$(310,627)	$(452,789)

Income Opportunity:

		Foreign
	Credit	Exchange
Location	Contracts	Contracts	Total
Asset derivatives:
Unrealized appreciation of swaps	$2,562,219	–	$2,562,219
Unrealized appreciation of forward foreign currency contracts	–	$192,161	192,161
Total asset derivatives	$2,562,219	$192,161	$2,754,380
Liability derivatives:
Unrealized depreciation of swaps	$(1,505,498)	–	$(1,505,498)
Unrealized depreciation of forward foreign currency contracts	–	$(512,605)	(512,605)
Total liability derivatives	$(1,505,498)	$(512,605)	$(2,018,103)

The effect of derivative instruments on the Funds’ Statements of Operations for the six months ended April 30, 2010:

Corporate Income:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$(33,100)	–	–	$(33,100)
Futures contracts	13,685,417	–	–	13,685,417
Swaps	(1,748,644)	$(6,534,060)	–	(8,282,704)
Foreign currency transactions	–	–	$2,927,559	2,927,559
Total net realized gain (loss)	$11,903,673	$(6,534,060)	$2,927,559	$8,297,172
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$23,162	–	$(431,821)	$(408,659)
Futures contracts	(11,960,215)	–	–	(11,960,215)
Swaps	(8,494)	6,387,557	–	6,379,063
Foreign currency transactions	–	–	(219,282)	(219,282)
Total net change in unrealized appreciation/depreciation	$(11,945,547)	$6,387,557	$(651,103)	$(6,209,093)

PIMCO Corporate Income Fund
42	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Income Opportunity:

		Foreign
	Credit	Exchange
Location	Contracts	Contracts	Total
Net realized gain (loss) on:
Swaps	$(1,387,841)	–	$(1,387,841)
Foreign currency transactions	–	$2,284,109	2,284,109
Total net realized gain (loss)	$(1,387,841)	$2,284,109	$896,268
Net change in unrealized appreciation/depreciation of:
Swaps	$4,541,044	–	$4,541,044
Foreign currency transactions	–	$584,090	584,090
Total net change in unrealized appreciation/depreciation	$4,541,044	$584,090	$5,125,134

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives a fee, payable monthly, at an annual rate of 0.75% of Corporate Income’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, and 1.00% of Income Opportunity’s average daily total managed assets. In order to reduce Corporate Income’s expenses, the Investment Manager had contractually agreed to waive a portion of its management fee at the annual rate of 0.05% of the average daily net assets, inclusive of net assets attributable to any Preferred Shares that may be outstanding, through December 31, 2009. For Income Opportunity, total managed assets refers to the total assets of Income Opportunity (including any assets attributable to any reverse repurchase agreements and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of investments, other than short-term securities for the six months ended April 30, 2010 were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Corporate Income	$ 2,849,366	$ 9,640,620	$238,828,554	$254,649,236
Income Opportunity	141,597,313	174,396,716	211,582,935	82,912,795

PIMCO Corporate Income Fund
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PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

(a) Credit default swap agreements:

Sell protection swap agreements outstanding at April 30, 2010 (1):

Corporate Income:

	Notional
Swap	Amount
Counterparty/	Payable on					Upfront	Unrealized
Referenced	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	(Depreciation)
Barclays Bank:
SLM	$2,000	3.77%	12/20/13	5.00%	$92,079	$(250,000)	$342,079
Citigroup:
GMAC	1,500	3.18%	6/20/12	1.40%	(51,021)	–	(51,021)
SLM	11,600	3.77%	12/20/13	5.00%	534,059	(1,296,000)	1,830,059
Deutsche Bank:
American International Group	3,400	2.00%	12/20/12	0.90%	(91,141)	–	(91,141)
American International Group	4,000	2.33%	12/20/13	5.00%	382,111	(680,000)	1,062,111
SLM	10,500	3.77%	12/20/13	5.00%	483,415	(1,400,000)	1,883,415
JPMorgan Chase:
Ford Motor Credit	4,000	1.63%	6/20/10	5.60%	48,546	–	48,546
Merrill Lynch:
Ford Motor	8,000	3.62%	6/20/13	5.00%	371,417	(1,532,500)	1,903,917
Morgan Stanley:
Ford Motor Credit	5,000	1.63%	9/20/10	4.05%	71,246	–	71,246
MetLife	4,000	1.46%	3/20/13	2.05%	75,411	–	75,411
					$1,916,122	$(5,158,500)	$7,074,622

Income Opportunity:

	Notional
Swap	Amount
Counterparty/	Payable on					Upfront	Unrealized
Referenced	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	(Depreciation)
Barclays Bank:
Gazprom	$1,250	2.17%	12/20/17	1.90%	$(12,729)	–	$(12,729)
VTB Capital	1,250	2.85%	12/20/17	2.34%	(28,999)	–	(28,999)
Citigroup:
Majapahit Holding	3,000	1.71%	12/20/17	2.65%	191,440	–	191,440
Republic of Indonesia	3,000	1.85%	12/20/17	2.14%	63,096	–	63,096
SLM	2,500	3.77%	12/20/13	5.00%	115,099	$(385,000)	500,099
Credit Suisse First Boston:
ABX Home Equity
Index 06-1	3,307	78.81%	7/25/45	0.54%	(2,795,755)	(1,438,710)	(1,357,045)
TNK	1,500	2.24%	12/20/17	3.15%	107,942	–	107,942
Deutsche Bank:
ABX Home Equity
Index 06-1	248	78.81%	7/25/45	0.54%	(209,667)	(102,942)	(106,725)
ING Bank	€5,000	0.95%	6/20/11	1.40%	36,745	–	36,745
SLM	$1,400	3.77%	12/20/13	5.00%	64,455	(196,000)	260,455
Merrill Lynch:
Dow Jones CDX HY-9
5-Year Index 35-100%	9,627	0.62%	12/20/12	1.44%	222,665	–	222,665
SLM	7,000	3.77%	12/20/13	5.00%	322,277	(857,500)	1,179,777
					$(1,923,431)	$(2,980,152)	$1,056,721

PIMCO Corporate Income Fund
44	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund
Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

(1)

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Funds could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) Forward foreign currency contracts outstanding at April 30, 2010:

Corporate Income:

		U.S.$
		Value on		Unrealized
		Origination	U.S.$ Value	Appreciation
	Counterparty	Date	April 30, 2010	(Depreciation)
Purchased:
668,956 Brazilian Real
settling 6/2/10	HSBC Bank	$370,141	$384,238	$14,097
290,000 British Pound
settling 6/24/10	Citigroup	444,597	443,796	(801)
1,624,000 Canadian Dollar
settling 5/4/10	UBS	1,614,796	1,603,401	(11,395)
135,140 Chinese Yuan Renminbi
settling 6/7/10	Bank of America	20,000	19,906	(94)
1,160,846 Chinese Yuan Renminbi
settling 11/23/10	Barclays Bank	175,000	173,522	(1,478)
1,883,914 Chinese Yuan Renminbi
settling 11/17/10	Citigroup	284,000	281,492	(2,508)
4,848,720 Chinese Yuan Renminbi
settling 11/17/10	Deutsche Bank	731,812	724,490	(7,322)
398,390 Chinese Yuan Renminbi
settling 1/10/11	Deutsche Bank	59,465	59,743	278
270,220 Chinese Yuan Renminbi
settling 6/7/10	Morgan Stanley	40,000	39,804	(196)
1,912,312 Chinese Yuan Renminbi
settling 11/17/10	Morgan Stanley	289,000	285,735	(3,265)
672,585 Chinese Yuan Renminbi
settling 6/7/10	Royal Bank of Scotland	98,895	99,073	178
6,612,000 Euro settling 5/24/10	Citigroup	8,904,169	8,792,153	(112,016)
23,059 Singapore Dollar
settling 6/16/10	Citigroup	16,502	16,825	323
16,721 Singapore Dollar
settling 9/16/10	Citigroup	11,878	12,201	323
13,569,600 South Korean Won
settling 11/12/10	JPMorgan Chase	12,000	12,187	187

PIMCO Corporate Income Fund
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PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Corporate Income:

		U.S.$
		Value on		Unrealized
		Origination	U.S.$ Value	Appreciation
	Counterparty	Date	April 30, 2010	(Depreciation)
Sold:
12,000 Australian Dollar
settling 5/28/10	JPMorgan Chase	$10,902	$11,140	$(238)
263,000 British Pound
settling 6/24/10	Citigroup	391,578	402,477	(10,899)
5,654,000 British Pound
settling 6/24/10	Royal Bank of Scotland	8,494,077	8,652,490	(158,413)
1,624,000 Canadian Dollar
settling 5/4/10	Deutsche Bank	1,608,696	1,603,401	5,295
1,624,000 Canadian Dollar
settling 7/7/10	UBS	1,614,661	1,603,291	11,370
132,810 Chinese Yuan Renminbi
settling 1/10/11	Bank of America	20,000	19,916	84
373,061 Chinese Yuan Renminbi
settling 6/7/10	Barclays Bank	55,000	54,952	48
156,542 Chinese Yuan Renminbi
settling 6/7/10	Citigroup	23,041	23,059	(18)
66,819 Chinese Yuan Renminbi
settling 6/7/10	Deutsche Bank	9,863	9,843	20
398,390 Chinese Yuan Renminbi
settling 11/17/10	Deutsche Bank	59,253	59,527	(274)
481,522 Chinese Yuan Renminbi
settling 6/7/10	HSBC Bank	71,000	70,929	71
265,580 Chinese Yuan Renminbi
settling 1/10/11	Morgan Stanley	40,000	39,827	173
672,585 Chinese Yuan Renminbi
settling 11/17/10	Royal Bank of Scotland	100,050	100,497	(447)
14,748,000 Euro
settling 7/26/10	Barclays Bank	19,742,233	19,613,162	129,071
22,992 Malaysian Ringgit
settling 10/12/10	Citigroup	6,715	7,155	(440)
9,951 Malaysian Ringgit
settling 10/12/10	Deutsche Bank	2,902	3,097	(195)
3,259 Malaysian Ringgit
settling 6/14/10	Morgan Stanley	951	1,021	(70)
10,000 Singapore Dollar
settling 6/16/10	Citigroup	7,163	7,296	(133)
13,059 Singapore Dollar
settling 6/16/10	Deutsche Bank	9,345	9,528	(183)
16,721 Singapore Dollar
settling 9/16/10	Deutsche Bank	11,959	12,201	(242)
				$(149,109)

PIMCO Corporate Income Fund
46	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Income Opportunity:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2010	Unrealized Appreciation (Depreciation)
Purchased:
68,899 South African Rand
settling 7/28/10	Barclays Bank	$8,738	$9,229	$491
Sold:
7,177,000 British Pound
settling 6/24/10	Royal Bank of Scotland	10,760,310	10,983,185	(222,875)
20,582,000 Euro settling 7/26/10	Barclays Bank	27,551,847	27,371,718	180,129
103,676,000 Japanese Yen
settling 5/17/10	JPMorgan Chase	1,114,458	1,102,917	11,541
223,567,350 Russian Ruble
settling 7/14/10	JPMorgan Chase	7,309,706	7,599,436	(289,730)
				$(320,444)

Corporate Income received $520,000 in principal value of U.S. Treasury Bills and $1,540,000 cash as collateral for derivative contracts. Income Opportunity received $540,000 in principal value of U.S. Treasury Bills and $530,000 in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with the Funds’ investment strategies. Collateral received as securities cannot be pledged.

(c) Open reverse repurchase agreements at April 30, 2010 were:

Corporate Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.45%	4/28/10	5/28/10	$16,179,607	$16,179,000

Income Opportunity:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.22%	4/30/10	5/20/10	$2,154,013	$2,154,000
	0.41%	4/16/10	5/17/10	2,950,254	2,949,750
	0.42%	4/29/10	5/28/10	3,124,385	3,124,312
	0.45%	4/9/10	5/10/10	2,902,398	2,901,600
	0.65%	4/26/10	5/24/10	3,882,613	3,882,263
	0.86%	4/16/10	5/17/10	7,912,834	7,910,000
	0.86%	4/30/10	6/1/10	8,647,207	8,647,000
	1.10%	4/29/10	5/28/10	4,560,279	4,560,000
Barclays Bank	0.22%	4/13/10	5/13/10	1,325,146	1,325,000
	0.22%	4/20/10	5/20/10	2,000,134	2,000,000
	0.22%	4/23/10	5/20/10	1,600,078	1,600,000
	0.23%	4/20/10	5/20/10	45,619,206	45,616,000
	0.23%	4/21/10	5/20/10	1,500,096	1,500,000
	0.26%	4/13/10	5/13/10	382,050	382,000
	0.45%	4/6/10	5/6/10	1,164,364	1,164,000
	0.45%	4/7/10	5/7/10	2,204,661	2,204,000
	0.45%	4/16/10	5/17/10	1,640,308	1,640,000
	0.45%	4/19/10	5/19/10	480,072	480,000
	0.45%	4/22/10	5/21/10	2,483,279	2,483,000
	0.45%	4/26/10	5/24/10	4,515,282	4,515,000

PIMCO Corporate Income Fund
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PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
	0.65%	4/6/10	5/6/10	$810,366	$810,000
	0.65%	4/9/10	5/10/10	8,197,255	8,194,000
	0.65%	4/16/10	5/17/10	3,136,849	3,136,000
	0.65%	4/19/10	5/19/10	6,945,505	6,944,000
	0.65%	4/26/10	5/24/10	1,577,142	1,577,000
	1.00%	4/9/10	5/10/10	10,812,604	10,806,000
	1.00%	4/15/10	5/14/10	2,489,106	2,488,000
	1.00%	4/20/10	5/20/10	4,432,354	4,431,000
	1.30%	4/12/10	5/10/10	6,650,560	6,646,000
Credit Suisse
First Boston	0.35%	4/5/10	5/3/10	4,210,064	4,209,000
	0.35%	4/29/10	5/28/10	18,673,363	18,673,000
	0.35%	4/30/10	5/28/10	8,553,083	8,553,000
	0.35%	4/30/10	6/1/10	3,099,030	3,099,000
	0.45%	4/5/10	5/3/10	4,563,483	4,562,000
	0.45%	4/16/10	5/17/10	3,605,676	3,605,000
	0.55%	4/5/10	5/3/10	1,995,792	1,995,000
	0.55%	4/16/10	5/17/10	9,357,144	9,355,000
	0.65%	4/16/10	5/17/10	1,568,425	1,568,000
Greenwich
Capital Markets	0.22%	4/30/10	5/20/10	1,997,012	1,997,000
	0.85%	4/9/10	5/10/10	3,301,714	3,300,000
	0.85%	4/12/10	5/10/10	2,627,178	2,626,000
	0.85%	4/14/10	5/14/10	7,614,069	7,611,000
	0.86%	4/16/10	5/17/10	2,313,825	2,313,000
	1.00%	4/9/10	5/10/10	3,161,931	3,160,000
	1.03%	4/30/10	6/1/10	2,732,078	2,732,000
	1.10%	4/12/10	5/10/10	6,699,887	6,696,000
JPMorgan Chase	0.60%	4/29/10	5/28/10	7,652,255	7,652,000
	0.65%	4/26/10	5/24/10	4,832,436	4,832,000
	0.65%	4/29/10	5/14/10	4,663,168	4,663,000
	0.65%	4/29/10	5/28/10	17,573,635	17,573,000
	0.65%	4/30/10	6/1/10	14,226,257	14,226,000
Morgan Stanley	0.90%	4/5/10	5/4/10	5,124,329	5,121,000
	1.00%	4/8/10	5/7/10	2,512,604	2,511,000
	1.05%	4/13/10	5/14/10	3,309,737	3,308,000
	1.05%	4/15/10	5/14/10	5,493,562	5,491,000
					$297,500,925

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2010 for Corporate Income and Income Opportunity was $44,723,277 and $200,412,541, respectively at a weighted average interest rate of 0.57% and 0.63%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at April 30, 2010 was $16,776,799 and $334,796,647, respectively.

Corporate Income received $203,248 in principal value of U.S. Government Agency securities and $178,000 in cash as collateral for reverse repurchase agreements outstanding. Income Opportunity received $1,054,793 in principal value of U.S. government agency securities and $625,000 in cash as collateral for reverse repurchase agreements

PIMCO Corporate Income Fund
48	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

5. Investments in Securities (continued)

outstanding. Cash collateral received may be invested in accordance with the Funds’ investment strategy. Collateral received as securities cannot be pledged.

6. Income Tax Information

Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended April 30, 2010, Corporate Income and Income Opportunity received (paid) $(428,479) and $514,573, respectively, from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

The cost basis of investments is substantially the same for both for federal income tax and financial reporting purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Corporate Income	$628,333,470	$99,016,746	$18,377,483	$80,639,263
Income Opportunity	591,334,160	67,997,130	10,171,139	57,825,991

7. Auction-Rate Preferred Shares – Corporate Income

Corporate Income has outstanding 1,352 shares of Preferred Shares Series M, 1,352 shares of Preferred Shares Series T, 1,352 shares of Preferred Shares Series W, 1,352 shares of Preferred Shares Series TH and 1,352 shares of Preferred Shares Series F, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended April 30, 2010, the annualized dividend rates ranged from:

	High	Low	At April 30, 2010
Corporate Income:
Series M	0.347%	0.105%	0.347%
Series T	0.300%	0.105%	0.300%
Series W	0.255%	0.090%	0.240%
Series TH	0.347%	0.075%	0.255%
Series F	0.362%	0.075%	0.362%

Corporate Income is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by Corporate Income have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the higher of the 7 day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	49

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Notes to Financial Statements

April 30, 2010 (unaudited)

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, the Sub-Adviser is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when the Sub-Adviser held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. The Sub-Adviser currently believes that the complaint is without merit and the Sub-Adviser intends to vigorously defend against this action.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On May 3, 2010, the following dividends were declared to common shareholders payable June 1, 2010 to shareholders of record on May 13, 2010:

Corporate Income	$0.10625 per common share
Income Opportunity	$0.177 per common share

On June 1, 2010, the following dividends were declared to common shareholders payable June 29, 2010 to shareholders of record on June 11, 2010:

Corporate Income	$0.10625 per common share
Income Opportunity	$0.177 per common share

PIMCO Corporate Income Fund
50	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended April 30, 2010		Year ended October 31,
	(unaudited)		2009		2008		2007		2006	2005
Net asset value, beginning of period	$12.88		$8.47		$13.76		$14.76		$14.63	$15.58
Investment Operations:
Net investment income	0.76		1.42		1.24		1.31		1.42	1.30
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps unfunded loan commitments and foreign currency transactions	1.79		4.29		(4.94)		(0.51)		0.43	(0.46)
Total from investment operations	2.55		5.71		(3.70)		0.80		1.85	0.84
Dividends and Distributions on Preferred Shares from:
Net investment income	–	(7)	(0.02)		(0.31)		(0.43)		(0.38)	(0.23)
Net realized gains	–		–		–		–		–	(0.01)
Total dividends and distributions on preferred shares	–	(7)	(0.02)		(0.31)		(0.43)		(0.38)	(0.24)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	2.55		5.69		(4.01)		0.37		1.47	0.60
Dividends and Distributions to
Common Shareholders from:
Net investment income	(1.23)		(1.28)		(1.28)		(1.28)		(1.34)	(1.28)
Net realized gains	–		–		–		(0.09)		–	(0.27)
Total dividends and distributions to common shareholders	(1.23)		(1.28)		(1.28)		(1.37)		(1.34)	(1.55)
Net asset value, end of period	$14.20		$12.88		$8.47		$13.76		$14.76	$14.63
Market price, end of period	$14.99		$13.06		$10.00		$14.25		$15.68	$14.92
Total Investment Return (1)	25.42%		48.69%		(22.55)%		(0.26)%		15.08%	6.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$529,365		$477,195		$311,489		$502,714		$535,104	$525,728
Ratio of expenses to average net assets, including interest expense (2)(3)(6)	0.99	%(4)	1.52	%(5)	1.50	%(5)	1.30	%(5)	1.16%	1.12%
Ratio of expenses to average net assets, excluding interest expense (2)(3)(6)	0.95	%(4)	1.48%		1.39%		1.21%		1.13%	1.12%
Ratio of net investment income to average net assets (2)(6)	9.39	%(4)	15.34%		10.09%		9.11%		9.83%	8.54%
Preferred shares asset coverage per share	$103,306		$95,590		$50,953		$66,871		$69,566	$68,791
Portfolio turnover	35%		117%		118%		46%		30%	108%

(1)

Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under Corporate Income’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized
(5)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.
(6)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver had relative to the average net assets of common shareholders was 0.02%, 0.10%, 0.18%, 0.25%, 0.32% and 0.31% for the six months ended April 30, 2010 and years ended October 31, 2009, October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005, respectively.

(7)	Less than $0.005 per share.

PIMCO Corporate Income Fund
See accompanying Notes to Financial Statements. | 4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	51

PIMCO Income Opportunity Fund Financial Highlights

For a share of stock outstanding throughout each period:

	Six Months
	ended			November 30, 2007*
	April 30, 2010		Year ended	through
	(unaudited)		October 31, 2009	October 31, 2008

Net asset value, beginning of period	$21.40		$17.90	$23.88	**
Investment Operations:
Net investment income	1.44		2.11	1.46
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments, securities sold short and foreign currency transactions	3.13		3.51	(5.62)
Total from investment operations	4.57		5.62	(4.16)
Dividends and Distributions to Shareholders from:
Net investment income	(1.06)		(1.21)	(1.77)
Return of capital	–		(0.91)	–
Total dividends and distributions to shareholders	(1.06)		(2.12)	(1.77)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	(0.05)
Net asset value, end of period	$24.91		$21.40	$17.90
Market price, end of period	$24.96		$21.08	$18.10
Total Investment Return (1)	24.04%		31.54%	(21.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$360,302		$307,679	$253,174
Ratio of expenses to average net assets, including interest expense (4)	2.15	%(3)	1.78%	2.29	%(2)(3)
Ratio of expenses to average net assets, excluding interest expense (4)	1.75	%(3)	1.42%	1.45	%(2)(3)
Ratio of net investment income to average net assets	12.90	%(3)	12.04%	7.10	%(3)
Portfolio turnover	46%		292%	221%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(3)	Annualized
(4)	Interest expense relates primarily to investments in reverse repurchase agreement transactions.

PIMCO Corporate Income Fund
52	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10 | See accompanying Notes to Financial Statements.

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Annual Shareholder Meetings Results/Changes in Board of Trustees/Proxy Voting
Policies & Procedures (unaudited)

Annual Shareholder Meetings Results:

Corporate Income and Income Opportunity held their annual meetings of shareholders on April 14, 2010 which was adjourned to April 21, 2010.

Corporate Income:

Common/Preferred shareholders voted as indicated below:

		Withheld
	Affirmative	Authority
Re-election of Paul Belica — Class II to serve until 2013	31,521,224	2,326,899

Election of James A. Jacobson* — Class II to serve until 2013	5,674	79

Messrs. Hans W. Kertess*, John C. Maney†, William B. Ogden, IV and R. Peter Sullivan III continue to serve as Trustees.

Income Opportunity:

Shareholders voted as indicated below:

		Withheld
	Affirmative	Authority
Re-election of Paul Belica — Class II to serve until 2013	12,480,046	436,991

Election of James A. Jacobson — Class II to serve until 2013	12,528,852	388,185

Re-election of John C. Maney † — Class II to serve until 2013	12,536,369	380,668

Messrs. Hans W. Kertess, William B. Ogden, IV and R. Peter Sullivan III continue to serve as Trustees.

*                 Preferred Shares Trustee

†                  Interested Trustee

Changes in Board of Trustees:

On December 14, 2009, the Funds’ Board of Trustees appointed James A. Jacobson as a Trustee.

Robert E. Connor served as Trustee of the Funds until his death on April 8, 2010.

On June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Trustee.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

PIMCO Corporate Income Fund
4.30.10 |	PIMCO Income Opportunity Fund Semi-Annual Report	53

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Changes in Investment Policies/Portfolio Management Change — Corporate Income

(unaudited)

Changes in Non-Fundamental Investment Policies:

Corporate Income:

Non-U.S. Dollar Denominated Securities. Effective April 12, 2010, Corporate Income may invest up to 25% of its total assets (measured at the time of investment) in non-U.S. dollar denominated securities. This replaced Corporate Income’s prior maximum limit with respect to investment in debt instruments denominated in foreign currencies, which was 5% of total assets.

Effective March 1, 2010, Corporate Income adopted amended and restated by-laws (“By-laws”) that incorporate substantially revised and updated ratings criteria (the “New Fitch Criteria”) issued by Fitch, Inc. (“Fitch”) applicable to the Fund’s outstanding auction rate preferred shares (“Preferred Shares”). The New Fitch Criteria include two separate Preferred Shares asset coverage tests which differ from the single test previously applicable to Fitch’s ratings. Other key components of the New Fitch Criteria as cited by Fitch include, among others, updated asset discount factors, changes to issuer and industry concentration thresholds and guidelines, and inclusion of certain leverage and derivatives when calculating the Fitch asset coverage tests. The New Fitch Criteria are available on the Fitch website (www.fitchratings.com) and are incorporated by reference into Corporate Income’s By-laws. Furthermore, as announced in a press release dated March 12, 2010, Fitch has reaffirmed the ‘AAA’ rating it assigned to Corporate Income’s Preferred Shares.

Income Opportunity:

Below Investment Grade Securities. Effective December 15, 2009, Income Opportunity’s prior policy limiting the extent to which it could invest in below investment grade securities was rescinded such that the Fund may invest without limit in securities that are, at the time of purchase, rated below investment grade (below Baa by Moody’s Investors Service, Inc. (“Moody’s”), below BBB by either Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch Ratings”) or unrated but judged by PIMCO to be of comparable quality), and may invest without limit in securities of any rating. Previously, Income Opportunity could invest without limit in below investment grade securities and up to 15% of its total assets in securities that were at the time of investment rated below B by one of the agencies rating the securities or that were unrated but judged by PIMCO to be of comparable quality.

The potential opportunities provided by lower quality securities in the high yield spectrum carry additional risks. Below investment grade securities are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and to repay principal when due, and are commonly referred to as “high yield” securities or “junk bonds.” See “2. Principal Risks” above for additional discussion of credit risk and other relevant risks.

Borrowing and Leverage. Effective January 27, 2010, Income Opportunity’s maximum 38% aggregate leverage policy was revised to permit the Fund to utilize reverse repurchase agreements up to 50% of the Fund’s total assets and to utilize other forms of leverage covered by the prior policy up to the maximum extent permitted by the Investment Company Act of 1940 (the “1940 Act”).

Income Opportunity’s prior policy had provided that it would limit its use of leverage from reverse repurchase agreements (whether or not these instruments are covered in accordance with 1940 Act standards), borrowings, any other senior securities representing indebtedness and any future issuance of preferred shares such that the proceeds therefrom to the Fund would not exceed 38% of the Fund’s total assets (including the amounts of leverage obtained through the use of such instruments) at the time utilized.

That policy was rescinded and replaced in its entirely with the following policy:

Income Opportunity will limit its use of leverage from reverse repurchase agreements (whether or not these instruments are covered in accordance with the standards of the 1940 Act) such that the proceeds therefrom to the Fund will not exceed 50% of the Fund’s total assets (including the amounts of leverage obtained through the use of such instruments) at the time utilized.

PIMCO Corporate Income Fund
54	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

PIMCO Corporate Income Fund/PIMCO Income Opportunity Fund

Changes in Investment Policies/Portfolio Management Change — Corporate Income

(unaudited) (continued)

The 1940 Act generally limits the extent to which Income Opportunity may utilize uncovered reverse repurchase agreements and other borrowings, together with any other senior securities representing indebtedness (as defined in the 1940 Act), to 33 1/3% of the Fund’s total assets less liabilities and indebtedness not represented by senior securities, at the time utilized. Also, under the 1940 Act, Income Opportunity is not permitted to issue preferred shares unless immediately after such issuance the Fund’s total assets less liabilities and indebtedness not represented by senior securities is at least 200% of the liquidation value of the outstanding preferred shares plus the aggregate amount of any senior securities representing indebtedness held by the Fund (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets).

It should be noted that, while Income Opportunity’s use of leverage creates the opportunity for increased net income for the Fund, it also creates special risks, and there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose Income Opportunity to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on Income Opportunity’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to common shareholders. The use of leverage also increases the likelihood of greater volatility of net asset value and market price of Income Opportunity’s common shares. The use by Income Opportunity of reverse repurchase agreements to obtain leverage also involves special risks. For instance, the market value of the securities that Income Opportunity is obligated to repurchase under a reverse repurchase agreement may decline below the repurchase price and the securities may not be returned to the Fund. Also, because the fees received by AGIFM and by PIMCO from Income Opportunity are based on the total managed assets of the Fund (including assets attributable to any reverse repurchase agreements, borrowings and preferred shares that are outstanding), AGIFM and PIMCO have a financial incentive for the Fund to use reverse repurchase agreements, borrowings and preferred shares, which may create a conflict of interest between AGIFM/PIMCO and the Fund’s common shareholders.

Portfolio Management Change — Corporate Income:

Effective December 15, 2009, Mr. William H. Gross assumed primary responsibility for the day-to-day portfolio management of Corporate Income. Mr. Gross founded PIMCO more than 38 years ago and is a managing director and co-Chief Investment Officer of the company. He has 40 years of investment experience and holds an MBA from the Anderson School of Management at the University of California, Los Angeles. He received his undergraduate degree from Duke University.

PIMCO Corporate Income Fund
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60	PIMCO Income Opportunity Fund Semi-Annual Report | 4.30.10

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
James A. Jacobson	Treasurer, Principal Financial & Accounting Officer
John C. Maney	Thomas J. Fuccillo
William B. Ogden, IV	Vice President, Secretary & Chief Legal Officer
Alan Rappaport	Scott Whisten
R. Peter Sullivan III	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund and PIMCO Income Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds are available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ608SA_043010

ITEM 2. CODE OF ETHICS

(A) N/A

(b) The CODE OF ETHICS PURUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINICIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (THE “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval of ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial and Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.CODE ETH- Code of Ethics

(a) (2)   Exhibit 99.302 — Cert. — Certification pursuant to section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 6, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date July 6, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date July 6, 2010